Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ACMP
Entity Registrant Name	ACCESS MIDSTREAM PARTNERS LP
Entity Central Index Key	0001483096

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 64,994	$ 22
Accounts receivable, including $80,038 and $61,030 from affiliates at December 31, 2012 and 2011, respectively	133,543	81,297
Other current assets	16,720	6,869
Total current assets	215,257	88,188
Property, plant and equipment:
Gathering systems	5,130,255	2,954,868
Other fixed assets	96,916	53,611
Less: Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Investment in unconsolidated affiliates	1,297,811	886,558
Intangible customer relationships, net	355,217	158,621
Deferred loan costs, net	56,258	21,947
Total assets	6,561,100	3,683,238
Current liabilities:
Accounts payable	47,987	57,546
Accrued liabilities, including $12,648 and $62,823 to affiliates at December 31, 2012 and 2011, respectively	211,274	85,548
Total current liabilities	259,261	143,094
Long-term liabilities:
Long-term debt	2,500,000	1,062,900
Other liabilities	5,333	4,099
Total long-term liabilities	2,505,333	1,066,999
Commitments and contingencies (Note 12)
Partners' capital:
General partner interest	93,182	42,400
Total partners' capital attributable to Access Midstream Partners, L.P.	3,684,833	2,473,145
Noncontrolling interest	111,673
Total partners' capital	3,796,506	2,473,145
Total liabilities and partners' capital	6,561,100	3,683,238
Common Units
Partners' capital:
Limited partner units	2,188,241	1,561,504
Subordinated Units
Partners' capital:
Limited partner units	834,001	869,241
Convertible Class B Units
Partners' capital:
Limited partner units	273,858
Subordinated Class C Units
Partners' capital:
Limited partner units	$ 295,551

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable from affiliates	$ 80,038	$ 61,030
Accrued liabilities to affiliates	$ 12,648	$ 62,823
Common Units
Units issued	97,324,453	78,876,643
Units outstanding	97,324,453	78,876,643
Subordinated Units
Units issued	69,076,122	69,076,122
Units outstanding	69,076,122	69,076,122
Convertible Class B Units
Units issued	11,858,050	11,858,050
Units outstanding	11,858,050	11,858,050
Subordinated Class C Units
Units issued	11,199,268	11,199,268
Units outstanding	11,199,268	11,199,268

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues, including revenue from affiliates (Notes 5 and 6)	$ 608,447		$ 565,929		$ 459,153
Operating expenses
Operating expenses, including expenses from affiliates (Note 5)	197,639		176,851		133,293
Depreciation and amortization expense	165,517		136,169		88,601
General and administrative expense, including expenses from affiliates (Note 5)	67,579		40,380		31,992
Other operating (income) expense	(766)		739		285
Total operating expenses	429,969		354,139		254,171
Operating income	178,478		211,790		204,982
Other income (expense)
Income from unconsolidated affiliates	67,542		433
Interest expense (Note 11)	(64,739)		(14,884)		(7,426)
Other income	320		287		102
Income before income tax expense	181,601		197,626		197,658
Income tax expense	3,214		3,289		2,431
Net income	178,387		194,337		195,227
Net loss attributable to noncontrolling interests	(68)
Net Income	178,455		194,337		195,227
Limited partner interest in net income
Net income attributable to Access Midstream Partners, L.P.	178,455	[1]	194,337	[1]	109,396	[1]
Less general partner interest in net income	(8,481)		(5,070)		(2,188)
Limited partner interest in net income	$ 169,974		$ 189,267		$ 107,208
Limited Partners Common | Common Units
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted	$ 1.11		$ 1.37		$ 0.78
Limited Partners Common | Subordinated Unit
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted	$ 1.14		$ 1.37		$ 0.78

[1]	Reflective of general and limited partner interest in net income attributable to Access Midstream Partners, L.P. since closing the Partnership's IPO on August 3, 2010. See Note 4 to the consolidated financial statements.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 178,387	$ 194,337	$ 195,227
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	165,517	136,169	88,601
Income from unconsolidated affiliates	(67,542)	(433)
Other non-cash items	8,296	6,486	5,261
Changes in assets and liabilities:
Decrease in accounts receivable	18,484	31,501	58,172
Increase in other assets	(9,925)	(292)	(4,833)
Increase in accounts payable	8,800	11,258	7,474
Increase (decrease) in accrued liabilities	16,113	19,990	(32,811)
Net cash provided by operating activities	318,130	399,016	317,091
Cash flows from investing activities:
Additions to property, plant and equipment	(350,500)	(418,834)	(216,303)
Acquisition of gathering system assets	(2,160,000)		(500,000)
Investment in unconsolidated affiliates	(185,039)	(600,000)
Proceeds from sale of assets	9,574	1,730	4,823
Net cash used in investing activities	(2,685,965)	(1,017,104)	(711,480)
Cash flows from financing activities:
Proceeds from long-term debt borrowings	1,387,800	1,576,700	529,300
Payments on long-term debt borrowings	(2,100,700)	(1,112,900)	(324,300)
Proceeds from issuance of common units	569,255		474,579
Proceeds from issuance of senior notes	2,150,000	350,000	(30,522)
Distributions to unit holders	(251,720)	(200,897)
Distributions to partners			(231,919)
Contribution from predecessor			177
Debt issuance cost	(39,626)	(11,332)	(5,113)
Initial public offering costs		(1,280)
Other adjustments	31,798	3
Net cash provided by financing activities	2,432,807	600,294	412,202
Net increase (decrease) in cash and cash equivalents	64,972	(17,794)	17,813
Cash and cash equivalents, beginning of period	22	17,816	3
Cash and cash equivalents, end of period	64,994	22	17,816
Supplemental disclosure of non-cash investing activities:
Changes in accounts payable and other liabilities related to purchases of property, plant and equipment	60,427	8,589	12,633
Changes in other liabilities related to asset retirement obligations	(133)	324	28
Contributions of property, plant and equipment to Chesapeake			11,705
Supplemental disclosure of non-cash financing activities:
Issuance of 9,791,605 units to Chesapeake for acquisition of Appalachia Midstream		279,257
Issuance of general partner interests		5,702
Supplemental disclosure of cash payments for interest	30,292	16,957	3,607
Supplemental disclosure of cash payments for taxes	2,900	2,830	645
Convertible Class B Units
Cash flows from financing activities:
Proceeds from Issuance of Limited Liability Company Units	343,000
Subordinated Class C Units
Cash flows from financing activities:
Proceeds from Issuance of Limited Liability Company Units	$ 343,000

Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2012
Units issued for acquisition of Appalachia Midstream	9,791,605

Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	Common Units	Convertible Class B Units	Subordinated Class C Units	Members Equity	Limited Partners Common	Limited Partners Common Common Units	Limited Partners Subordinated	Limited Partners Class B	Limited Partners Class B Convertible Class B Units	Limited Partners Class C	Limited Partners Class C Subordinated Class C Units	General Partner	Noncontrolling Interest
Beginning Balance at Dec. 31, 2009	$ 1,793,627				$ 1,793,627
Net income	85,831				85,831
Ending Balance at Aug. 02, 2010
Beginning Balance at Dec. 31, 2009	1,793,627				1,793,627
Net income	195,227
Distributions to predecessor, net	(6,574)				(6,574)
Distributions to members	(169,500)				(169,500)
Contribution of net assets to Chesapeake Midstream Partners, L.P.					(1,703,384)	834,658		834,658					34,068
Issuance of common units to public, net of offering and other costs	474,579					474,579
Distribution of proceeds to partner from exercise of over-allotment option	(62,419)					(62,419)
Non-cash equity based compensation	150					150
Distribution to unitholders	(30,522)					(14,956)		(14,955)					(611)
Ending Balance at Dec. 31, 2010	2,194,568					1,285,619		873,304					35,645
Beginning Balance at Aug. 02, 2010
Net income	109,396					53,607		53,601					2,188
Ending Balance at Dec. 31, 2010	2,194,568					1,285,619		873,304					35,645
Net income	194,337					94,896		94,371					5,070
Non-cash equity based compensation	1,458					1,458
Distribution to unitholders	(200,897)					(98,446)		(98,434)					(4,017)
Initial public offering costs	(1,280)					(1,280)
Issuance of common units	279,257					279,257
Issuance of general partner interests	5,702												5,702
Ending Balance at Dec. 31, 2011	2,473,145					1,561,504		869,241					42,400
Net income	178,387					90,822		78,736	214		202		8,481	(68)
Non-cash equity based compensation	3,695					3,695
Distribution to unitholders	(251,720)					(130,204)		(113,976)					(7,540)
Contributions from noncontrolling interest owners	111,741													111,741
Issuance of common units		569,255	331,148	331,115			569,255			331,148		331,115
Issuance of general partner interests	49,841												49,841
Beneficial conversion feature of Class B and Class C units			58,300	36,700		95,073			(58,328)		(36,745)
Amortization of beneficial conversion feature of Class B and Class C units						(1,803)			824		979
Other adjustments	(101)					(101)
Ending Balance at Dec. 31, 2012	$ 3,796,506					$ 2,188,241		$ 834,001	$ 273,858		$ 295,551		$ 93,182	$ 111,673

Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Basis of presentation. Access Midstream Partners, L.P., (the “Partnership”) a Delaware limited partnership formed in January 2010, is principally focused on natural gas gathering, the first segment of midstream energy infrastructure that connects natural gas produced at the wellhead to third-party takeaway pipelines. The Partnership is the industry’s largest gathering and processing master limited partnership as measured by throughput volume. The Partnership’s assets are located in Arkansas, Kansas, Louisiana, Maryland, New York, Ohio, Oklahoma, Pennsylvania, Texas, Virginia, West Virginia and Wyoming. The Partnership provides gathering, treating and compression services to Chesapeake Energy Corporation, Total Gas and Power North America, Inc., Statoil ASA, Anadarko Petroleum Corporation, Mitsui & Co., Ltd. and other producers under long-term, fixed-fee contracts.

For purposes of these financial statements, the “Partnership,” when used in a historical context, refers to the financial results of Chesapeake Midstream Partners, L.L.C. through the closing date of our initial public offering (“IPO”) on August 3, 2010 and to Access Midstream Partners, L.P. (NYSE: ACMP) and its subsidiaries thereafter. The “GIP I Entities” refers to, collectively, GIP-A Holding (CHK), L.P., GIP-B Holding (CHK), L.P. and GIP-C Holding (CHK), L.P., the “GIP II Entities” refers to certain entities affiliated with Global Infrastructure Investors II, LLC, and “GIP” refers to the GIP I Entities and their affiliates and the GIP II Entities, collectively. “Williams” refers to The Williams Companies, Inc. (NYSE: WMB). “Chesapeake” refers to Chesapeake Energy Corporation (NYSE: CHK). “Total”, when discussing the upstream joint venture with Chesapeake, refers to Total E&P USA, Inc., a wholly owned subsidiary of Total S.A. (NYSE: TOT, FP: FP), and when discussing our gas gathering agreement and related matters, refers to Total E&P USA, Inc. and Total Gas & Power North America, Inc., a wholly owned subsidiary of Total S.A.

The accompanying consolidated financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). To conform to these accounting principles, management makes estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto. These estimates are evaluated on an ongoing basis, utilizing historical experience and other methods considered reasonable under the particular circumstances. Although these estimates are based on management’s best available knowledge at the time, changes in facts and circumstances or discovery of new facts or circumstances may result in revised estimates and actual results may differ from these estimates. Effects on the Partnership’s business, financial position and results of operations resulting from revisions to estimates are recognized when the facts that give rise to the revision become known.

Offerings and acquisitions.

IPO. On August 3, 2010, the Partnership completed its initial public offering (“IPO”) of 24,437,500 common units (including 3,187,500 common units issued pursuant to the exercise of the underwriters’ over-allotment option on August 3, 2010) at a price of $21.00 per unit. The Partnership’s common units are listed on the New York Stock Exchange (the “NYSE”) under the symbol “ACMP”.

The Partnership received gross offering proceeds in the IPO of approximately $513.2 million less approximately $38.6 million for underwriting discounts and commissions, structuring fees and offering expenses. Pursuant to the terms of the contribution agreement, the Partnership distributed the approximate $62.4 million of net proceeds from the exercise of the over-allotment option to the GIP I Entities on August 3, 2010. Upon completion of the IPO, Chesapeake and the GIP I Entities conveyed to the Partnership a 100 percent membership interest in Chesapeake MLP Operating, L.L.C., which owned all of its assets since September 2009.

During the second quarter of 2012, the GIP II Entities acquired Chesapeake’s 50 percent interest in the Partnership’s general partner and all of the common units and subordinated units in the Partnership that were previously held by Chesapeake. The remaining 50 percent interest in the Partnership’s general partner continued to be owned by the GIP I Entities.

Haynesville Springridge acquisition. On December 21, 2010, the Partnership acquired the Springridge gathering system and related facilities from CMD for $500.0 million. The acquisition was financed with a draw on the Partnership’s revolving credit facility of approximately $234.0 million plus approximately $266.0 million of cash on hand. The Springridge gathering system is primarily located in Caddo and De Soto Parishes, Louisiana. In connection with the acquisition, the Partnership entered into a 10-year, 100 percent fixed-fee gas gathering agreement with Chesapeake which includes a significant acreage dedication, annual fee redetermination and a minimum volume commitment. These assets are referred to collectively as the “Springridge assets” and the acquisition is referred to as the “Springridge acquisition.”

Marcellus acquisition. On December 29, 2011, the Partnership acquired from CMD, all of the issued and outstanding common units of Appalachia Midstream Services, L.L.C. (“Appalachia Midstream”) for total consideration of $879.3 million, consisting of 9,791,605 common units and $600.0 million in cash that was financed with a draw on the Partnership’s revolving credit facility. Through the acquisition of Appalachia Midstream, the Partnership operates 100 percent of and owns an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale. The remaining 53 percent interest in these assets is owned primarily by Statoil ASA (“Statoil”), Anadarko Petroleum Corporation (“Anadarko”), Epsilon Energy Ltd. (“Epsilon”), Mitsui & Co., Ltd. (“Mitsui”). Appalachia Midstream operates the assets under 15-year fixed fee gathering agreements. The gathering agreements include significant acreage dedications and cost of service mechanisms. EBITDA exceeded the $100 million target in 2012 and no additional revenue related to the commitment was recognized. The target for 2013 represents the minimum amount of EBITDA we will recognize with the potential that throughput for these systems will generate EBITDA in excess of the guaranteed amounts.

CMO acquisition. On December 20, 2012, we acquired from Chesapeake Midstream Development, L.P. (“CMD”), a wholly owned subsidiary of Chesapeake, and certain of CMD’s affiliates, 100 percent of the issued and outstanding equity interests in Chesapeake Midstream Operating, L.L.C. (“CMO”) for total consideration of $2.16 billion (the “CMO Acquisition”). As a result of the CMO Acquisition, the Partnership now owns certain midstream assets in the Eagle Ford, Utica and Niobrara regions. The CMO Acquisition also extended our assets and operations in the Haynesville, Marcellus and Mid-Continent regions. The acquired assets included, in the aggregate, approximately 1,675 miles of pipeline and 4.3 million (gross) dedicated acres as of the date of the acquisition. We also assumed various gas gathering and processing agreements associated with the assets that have terms ranging from 10 to 20 years and that, in certain cases, include cost of service or fee redetermination mechanisms.

Equity Issuance. On December 18, 2012, we completed an equity offering of 18.4 million common units (such amount includes 2.4 million common units issued pursuant to the exercise of the underwriters’ over-allotment option) representing limited partner interest in the Partnership, at a price of $32.15 per common unit.

We received gross offering proceeds (net of underwriting discounts, commissions and offering expenses) from the equity offering of approximately $569.3 million, including the exercise of the option to purchase additional units. We used the net proceeds to pay a portion of the purchase price for the CMO Acquisition.

Subscription Agreement. On December 20, 2012, we sold 5.9 million Class B units to each of the GIP II Entities and Williams and 5.6 million Class C units to each of the GIP II Entities and Williams, in each case pursuant to the subscription agreement. We received aggregate proceeds of approximately $712.1 million in exchange for the sale of Class B units and Class C units, inclusive of the capital contribution made by our general partner to maintain its 2.0 percent interest in the Partnership following the issuance of common, Class B and Class C units.

The results of operations presented and discussed in this annual report include results of operations from CMO for the twelve-day period from closing of the CMO Acquisition on December 20, 2012 through December 31, 2012.

Williams acquisition. Concurrently with the CMO Acquisition, the GIP I Entities sold to Williams 34,538,061 of our subordinated units and 50% of the outstanding equity interests in Access Midstream Ventures, L.L.C., the sole member of our general partner (“Access Midstream Ventures”), for cash consideration of approximately $1.8 billion (the “Williams Acquisition”). The Partnership did not receive any cash proceeds from the Williams Acquisition. As a result of the closing of the Williams Acquisition, the GIP II Entities and Williams together own and control our general partner and the GIP I Entities no longer have any ownership interest in us or our general partner.

Limited partner and general partner units. The following table summarizes common, subordinated, Class B, Class C and general partner units issued during the years ended December 31, 2012, 2011 and 2010:

	Limited Partner Units
	Common	Subordinated	Convertible Class B	Subordinated Class C	General Partner Interests	Total
Balance at December 31, 2009	—	—	—	—	—	—
Initial public offering and contribution of assets	69,076,122	69,076,122	—	—	2,819,434	140,971,678
Long-term incentive plan awards	7,143	—	—	—	—	7,143

Balance at December 31, 2010	69,083,265	69,076,122	—	—	2,819,434	140,978,821
Long-term incentive plan awards	1,773	—	—	—	172	1,945
December 2011 equity issuance	9,791,605	—	—	—	199,838	9,991,443

Balance at December 31, 2011	78,876,643	69,076,122	—	—	3,019,444	150,972,209
Long-term incentive plan awards	47,810	—	—	—	976	48,786
December 2012 equity issuance	18,400,000	—	11,858,050	11,199,268	846,068	42,303,386

Balance at December 31, 2012	97,324,453	69,076,122	11,858,050	11,199,268	3,866,488	193,324,381

Holdings of partnership equity. At December 31, 2012, the GIP II Entities held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50 percent of the Partnership’s incentive distribution rights, 33,704,666 common units, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. The GIP II Entities’ ownership represents an aggregate 41.3 percent limited partner interest in the Partnership. Williams held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50.0 percent of the Partnership’s incentive distribution rights, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. Williams ownership represents an aggregate 23.8 percent limited partner interest in the Partnership. The public held 63,619,787 common units, representing a 32.9 percent limited partner interest in the Partnership.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingencies. Significant estimates include: (1) estimated useful lives of assets, which impacts depreciation and amortization; (2) accruals related to revenues, expenses and capital costs; (3) liability and contingency accruals; and (4) cost allocations as described in Note 5. Although management believes these estimates are reasonable, actual results could differ from the Partnership’s estimates.

Cash and cash equivalents. For purposes of the consolidated financial statements, investments in all highly liquid instruments with original maturities of three months or less at date of purchase are considered to be cash equivalents. The Partnership had approximately $65.0 million and $22.0 thousand of cash and cash equivalents as of December 31, 2012 and 2011, respectively. Book overdrafts are checks that have been issued before the end of the period, but not presented to the bank for payment before the end of the period. At December 31, 2012 and 2011, book overdrafts of $30.0 million and $8.5 million, respectively, were included in accounts payable.

Accounts receivable. The majority of accounts receivable relate to gathering and treating activities. Accounts receivable included in the balance sheets are reflected net of an allowance for doubtful accounts, if warranted. At December 31, 2012, the Partnership had no allowance for doubtful accounts. At December 31, 2011, the Partnership had an allowance for doubtful accounts of $0.4 million.

Property, plant and equipment. Property, plant and equipment are recorded at cost. Expenditures for maintenance and repairs that do not add capacity or extend the useful life of an asset are expensed as incurred. The carrying value of the assets is based on estimates, assumptions and judgments relative to useful lives and salvage values. As assets are disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating expenses in the statements of operations.

Certain of the gathering systems of the Partnership are subject to an agreement with a subsidiary of Chesapeake that provides the Partnership rights and obligations equivalent to a capital lease. Under the terms of the agreement, the Partnership has rights to the associated capital assets for as long as the assets are in operation. Specifically, the Partnership will pay all costs associated with the related gathering systems, including all capital costs, operating costs and direct and indirect overhead costs. In exchange for paying such costs and for the services it provides pursuant to the agreement, the Partnership receives revenues derived from operation of the gathering systems. At December 31, 2012 and 2011, approximately $125.6 million and $124.5 million ($99.8 million and $105.0 million net of accumulated depreciation), respectively, of the Partnership’s gathering system assets were held under such agreement. Payments for capital costs under the agreement are made as the associated capital assets are constructed and, accordingly, as of December 31, 2012, the Partnership had no capital lease obligation liability associated with the assets held under the agreement.

Depreciation is calculated using the straight-line method, based on the assets’ estimated useful lives. These estimates are based on various factors including age (in the case of acquired assets), manufacturing specifications, technological advances and historical data concerning useful lives of similar assets.

Impairment of long-lived assets. Long-lived assets with recorded values that are not expected to be recovered through future cash flows are written down to estimated fair value. Assets are tested for impairment when events or circumstances indicate that the carrying value may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value exceeds the sum of the undiscounted cash flows, an impairment loss equal to the amount that the carrying value exceeds the fair value of the asset is recognized. Fair value is determined using an income approach whereby the expected future cash flows are discounted using a rate management believes a market participant would assume is reflective of the risks associated with achieving the underlying cash flows.

Equity Method Investments. The equity method of accounting is used to account for the Partnership’s interest in Utica East Ohio Midstream LLC and Ranch Westex JV, LLC, which the Partnership acquired as part of the CMO Acquisition. The equity method is also used to account for the Partnership’s various ownership interests in 10 gas gathering systems in the Marcellus Shale. See Note 1 – Description of Business and Basis of Presentation for more information on the acquisitions.

Asset retirement obligations. Management recognizes a liability based on the estimated costs of retiring tangible long-lived assets. The liability is recognized at the Partnership’s fair value measured using expected discounted future cash outflows of the asset retirement obligation when the obligation originates, which generally is when an asset is acquired or constructed. The carrying amount of the associated asset is increased commensurate with the liability recognized. Accretion expense is recognized over time as the discounted liability is accreted to the Partnership’s expected settlement value. Subsequent to the initial recognition, the liability is adjusted for any changes in the expected value of the retirement obligation (with a corresponding adjustment to property, plant and equipment) and for accretion of the liability due to the passage of time, until the obligation is settled. If the fair value of the estimated asset retirement obligation changes, an adjustment is recorded for both the asset retirement obligation and the associated asset carrying amount. Revisions in estimated asset retirement obligations may result from changes in estimated inflation rates, discount rates, retirement costs and the estimated timing of settling asset retirement obligations.

Fair value. The fair-value-measurement standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

Level 1 — inputs represent quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).

Level 3 — inputs that are not observable from objective sources, such as management’s internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in management’s internally developed present value of future cash flows model that underlies the fair value measurement).

Nonfinancial assets and liabilities initially measured at fair value include third-party business combinations, impaired long-lived assets (asset groups), and initial recognition of asset retirement obligations.

The fair value of debt is the estimated amount the Partnership would have to pay to repurchase its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Fair values are based on quoted market prices or average valuations of similar debt instruments at the balance sheet date for those debt instruments for which quoted market prices are not available. See Note 11 — Debt and Interest Expense for disclosures regarding the fair value of debt.

	December 31, 2012		December 31, 2011
	Carrying amount	Fair Value (Level 2)	Carrying amount	Fair Value (Level 2)
	($ in thousands)
Financial liabilities
Revolving credit facility	$—	$—	$712,900	$712,900
2021 Notes	350,000	370,125	350,000	350,221
2022 Notes	750,000	810,000	—	—
2023 Notes	1,400,000	1,428,882	—	—

The carrying amount of cash and cash equivalents, accounts receivable and accounts payable reported on the balance sheet approximates fair value.

Segments. Prior to the CMO Acquisition, the Partnership’s operations were organized into a single business segment. As a result of the CMO Acquisition, the Partnership added assets in three new operating regions. Effective January 1, 2013, the Partnership’s chief operating decision maker began to analyze and make operating decisions based on geographic segments. The Partnership’s operations are divided into eight operating segments: Barnett Shale, Eagle Ford Shale, Haynesville Shale, Marcellus Shale, Niobrara Shale, Utica Shale, Mid-Continent region and Corporate.

Revenue Recognition. In 2012, the Partnership derived the majority of its revenues through gas gathering agreements with Chesapeake and Total. Pursuant to their respective applicable gas gathering agreements, Chesapeake and Total have agreed to minimum volume commitments covering production in the Barnett Shale region for each year through December 31, 2018 and for the six month period ending June 30, 2019, and, solely with respect to Chesapeake, in the Haynesville Shale region for each year through December 31, 2013 and December 31, 2017 for the Springridge and Mansfield systems, respectively. In the event either Chesapeake or Total does not meet its minimum volume commitment to the Partnership in the Barnett Shale region or Chesapeake does not meet its minimum volume commitment to the Partnership in the Haynesville Shale region, for any annual period (or six month period with respect to the six months ending June 30, 2019 in the Barnett Shale region) during the minimum volume commitment period, Chesapeake and Total will be obligated to pay a fee equal to the applicable fee for each Mcf by which the applicable party’s minimum volume commitment for such year (or six month period with respect to the six months ending June 30, 2019) exceeds the actual volumes gathered from such party’s production. The revenue associated with such shortfall fees is recognized in the fourth quarter of each year.

Revenues consist of fees recognized for the gathering, treating, compression and processing of natural gas. Revenues are recognized when the service is performed and is based upon non-regulated rates and the related gathering, treating, compression and processing volumes.

Deferred Loan Costs. External costs incurred in connection with closing the revolving bank credit facilities are capitalized as deferred loan costs and amortized over the life of the related agreement. Amortization is included in interest expense in the statement of operations.

Environmental Expenditures. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no liabilities reflected in the accompanying financial statements at December 31, 2012 and 2011.

Equity Based Compensation. Through December 31, 2012, certain employees of Chesapeake were seconded to the Partnership and provided operating, routine maintenance and other services with respect to the business under the direction, supervision and control of the Partnership’s general partner. A number of these employees received equity-based compensation through Chesapeake’s stock-based compensation programs, which consist of restricted stock issued to employees.

The fair value of the awards issued was determined based on the fair market value of the shares on the date of grant. However, the Partnership’s expense was allocated based on the lesser of the value at grant date or vest date. This value is amortized over the vesting period, which is generally four or five years from the date of grant. To the extent compensation cost relates to employee activities directly involved in gathering or treating operations, such amounts were charged to the Partnership and its predecessor and were reflected as operating expenses. Included in operating expenses is stock-based compensation of $9.0 million, $3.8 million and $2.1 million for the Partnership during the years ended December 31, 2012, 2011 and 2010, respectively. To the extent compensation cost relates to employees indirectly involved in gathering or treating operations, such amounts are charged to the Partnership and its predecessor through an overhead allocation and are reflected as general and administrative expenses.

The Access Midstream Long-Term Incentive Plan (“LTIP”) provides for an aggregate of 3,500,000 common units to be awarded to employees, directors and consultants of the Partnership’s general partner and its affiliates through various award types, including unit awards, restricted units, phantom units, unit options, unit appreciation rights and other unit-based awards. The LTIP has been designed to promote the interests of the Partnership and its unitholders by strengthening its ability to attract, retain and motivate qualified individuals to serve as employees, directors and consultants. As of December 31, 2012, there was $11.5 million of unrecognized compensation expense attributable to the LTIP, of which $10.7 million is expected to be recognized over a weighted average period of four years.

The following table summarizes LTIP award activity for the year ended December 31, 2012:

	Units	Value per Unit
Restricted units unvested at beginning of period	273,258	$28.50
Granted	332,868	28.57
Vested	(47,810)	28.53
Forfeited	(47,139)	28.45

Restricted units unvested at end of period	511,177	$28.55

Intangible Assets. Intangible assets are generally amortized on a straight-line basis over their estimated useful lives, unless the assets economic benefits are consumed on an other than straight-line basis. The estimated useful life is the period over which the assets are expected to contribute directly or indirectly to the Partnership’s future cash flows. The estimated useful life of the customer relationship acquired with the Springridge gathering system and Appalachia Midstream is 15 years and 20 years for the CMO Acquisition. Amortization expense was $11.3 million and $11.3 million for the years ended December 31, 2012 and 2011, respectively, for the Partnership. No amortization expense was recognized for the year ended December 31, 2010.

The Partnership assesses long-lived assets, including property, plant and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is assessed by comparing the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts exceed the fair value of the assets.

Business Combinations. The Partnership makes various assumptions in developing models for determining the fair values of assets and liabilities associated with business acquisitions. These fair value models, developed with the assistance of outside consultants, apply discounted cash flow approaches to expected future operating results, considering expected growth rates, development opportunities, and future pricing assumptions to arrive at an economic value for the business acquired. The Partnership then determines the fair value of the tangible assets based on estimates of replacement costs less obsolescence. Identifiable intangible assets acquired consist primarily of customer contracts, customer relationships, trade names, and licenses and permits. The Partnership values customer relationships using a discounted cash flow model.

Income taxes. As a master limited partnership, the Partnership is a pass-through entity and also not subject to federal income taxes and most state income taxes with the exception of Texas Franchise Tax. For federal and state income tax purposes, all income, expenses, gains, losses and tax credits generate flow through to the owners, and accordingly, do not result in a provision for income taxes.

Variable Interest Entities (VIEs). An entity is referred to as a VIE pursuant to accounting guidance for consolidation if it possesses one of the following criteria: (i) it is thinly capitalized, (ii) the residual equity holders do not control the entity, (iii) the equity holders are shielded from the economic losses, (iv) the equity holders do not participate fully in the entity’s residual economics, or (v) the entity was established with non-substantive voting interests. We consolidate a VIE when we have both the power to direct the activities that most significantly impact the activities of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.

Partnership Distributions	12 Months Ended
Dec. 31, 2012
Partnership Distributions

3. Partnership Distributions

The partnership agreement requires that, within 45 days subsequent to the end of each quarter, beginning with the quarter ended September 30, 2010, the Partnership distributes all of its available cash (as defined in the partnership agreement) to unitholders of record on the applicable record date. During the years ended December 31, 2012 and 2011, the Partnership paid cash distributions to its unitholders of approximately $251.7 million and $200.9 million, respectively, representing the four distributions in 2012 and four distributions in 2011. See also Note 15 — Subsequent Events concerning distributions approved in January 2013 for the quarter ended December 31, 2012.

Available cash. The amount of available cash (as defined in the partnership agreement) generally is all cash on hand at the end of the quarter less the amount of cash reserves established by the Partnership’s general partner to provide for the proper conduct of its business, including reserves to fund future capital expenditures, to comply with applicable laws, or its debt instruments and other agreements, or to provide funds for distributions to its unitholders and to its general partner for any one or more of the next four quarters. Working capital borrowings generally include borrowings made under a credit facility or similar financing arrangement.

Minimum Quarterly Distribution. The partnership agreement provides that, during the subordination period, the common units are entitled to distributions of available cash each quarter in an amount equal to the minimum quarterly distribution, which is $0.3375 per common unit for a full fiscal quarter, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash are permitted on the subordinated units. Furthermore, arrearages do not apply to and therefore will not be paid on the subordinated units. The effect of the subordinated units is to increase the likelihood that, during the subordination period, available cash is sufficient to fully fund cash distributions on the common units in an amount equal to or greater than the minimum quarterly distribution.

The subordination period will lapse at such time when the Partnership has earned and paid at least the quarterly minimum distribution per quarter on each common unit, subordinated unit and general partner unit for any three consecutive, non-overlapping four-quarter periods ending on or after June 30, 2013. Also, if the Partnership has earned and paid at least 150 percent of the minimum quarterly distribution on each outstanding common unit, subordinated unit and general partner unit for each calendar quarter in a four-quarter period, the subordination period will terminate automatically. The subordination period will also terminate automatically if the general partner is removed without cause and the units held by the general partner and its affiliates are not voted in favor of removal. When the subordination period lapses or otherwise terminates, all remaining subordinated units will convert into common units on a one-for-one basis and the common units will no longer be entitled to arrearages. All subordinated units are held indirectly by affiliates of the Partnership’s general partner.

Class B Units

The Class B units are not entitled to cash distributions. Instead, prior to conversion into common units, the Class B units will receive quarterly distributions of additional paid-in-kind Class B units. The amount of each quarterly distribution per Class B unit will be the quotient of the quarterly distribution paid to our common units by the volume-weighted average price of the common units for the 30-day period prior to the declaration of the quarterly distribution to common units. Effective on the business day after the record date for the distribution on common units for the fiscal quarter ending December 31, 2014, each Class B unit will become convertible at the election of either the holder of such Class B unit or us into a common unit on a one-for-one basis. In the event of our liquidation, the holder of Class B units will be entitled to receive out of our assets available for distribution to the partners the positive balance in each such holder’s capital account in respect of such Class B units, determined after allocating our net income or net loss among the partners. All Class B units are held indirectly by affiliates of the Partnership’s general partner. The Class B units were issued at a discount to the market price of the common units which they are convertible. This discount totaling $58.3 million represents a beneficial conversion feature and is reflected as an increase in common unitholders’ capital and a decrease in Class B units capital to reflect the fair value of the Class B units at issuance on the Partnership’s consolidated statement of changes in partners’ capital for the twelve months ended December 31, 2012. The beneficial conversion feature is considered a non-cash distribution recognized ratably from the issuance date of December 20, 2012, through the conversion date, resulting in an increase in Class B units capital and a decrease in common unitholders’ capital.

Class C Units

The Class C units are entitled to quarterly cash distributions after the common units have received the minimum quarterly distribution, plus any arrearages from prior quarters. The Class C units will participate pro rata thereafter with all outstanding subordinated units until the subordinated units and Class C units receive the minimum quarterly distribution, after which the Class C units will participate in further cash distributions pro rata with our common units. Effective on the business day after the record date for the distribution on common units for the fiscal quarter ending December 31, 2013, each Class C unit will become convertible at the election of either the holder of such Class C unit or us into a common unit on a one-for-one basis. In the event of our liquidation, the holder of Class C units will be entitled to receive out of our assets available for distribution to the our partners the positive balance in each such holder’s capital account in respect of such Class C units, determined after allocating our net income or net loss among the Partners. All Class C units are held indirectly by affiliates of the Partnership’s general partner. The Class C units were issued at a discount to the market price of the common units which they are convertible. This discount totaling $36.7 million represents a beneficial conversion feature and is reflected as an increase in common unitholders’ capital and a decrease in Class C units capital to reflect the fair value of the Class C units at issuance on the Partnership’s consolidated statement of changes in partners’ capital for the twelve months ended December 31, 2012. The beneficial conversion feature is considered a non-cash distribution recognized ratably from the issuance date of December 20, 2012, through the conversion date, resulting in an increase in Class C units capital and a decrease in common unitholders’ capital.

General Partner Interest and Incentive Distribution Rights. The Partnership’s general partner is entitled to two percent of all quarterly distributions that the Partnership makes prior to its liquidation. The general partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its current general partner interest. The general partner’s initial two percent interest in the Partnership’s distributions may be reduced if the Partnership issues additional limited partner units in the future (other than the issuance of common units upon conversion of outstanding subordinated, Class B or Class C units or the issuance of common units upon a reset of the incentive distribution rights) and its general partner does not contribute a proportionate amount of capital to the Partnership to maintain its two percent general partner interest. After distributing amounts equal to the minimum quarterly distribution to common, subordinated and Class C unitholders (and Class B unitholders, upon conversion of Class B units to common units) and distributing amounts to eliminate any arrearages to common unitholders, the Partnership’s general partner is entitled to incentive distributions if the amount the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

	Total quarterly distribution per unit	Unitholders	General partner
Minimum Quarterly Distribution	$0.3375	98.0%	2.0%
First Target Distribution	up to $0.388125	98.0%	2.0%
Second Target Distribution	above $0.388125 up to $0.421875	85.0%	15.0%
Third Target Distribution	above $0.421875 up to $0.50625	75.0%	25.0%
Thereafter	above $0.50625	50.0%	50.0%

The table above assumes that the Partnership’s general partner maintains its two percent general partner interest, that there are no arrearages on common units and the general partner continues to own the incentive distribution rights. The maximum distribution sharing percentage of 50.0 percent includes distributions paid to the general partner on its two percent general partner interest and does not include any distributions that the general partner may receive on limited partner units that it owns or may acquire.

Net Income per Limited Partner Unit	12 Months Ended
Dec. 31, 2012
Net Income per Limited Partner Unit

4. Net Income per Limited Partner Unit

The Partnership’s net income attributable to the Partnership’s assets for periods including and subsequent to the Partnership’s acquisitions of the Partnership’s assets is allocated to the general partner and the limited partners, including any subordinated, Class B and Class C unitholders, in accordance with their respective ownership percentages, and when applicable, giving effect to unvested units granted under the LTIP and incentive distributions allocable to the general partner. The allocation of undistributed earnings, or net income in excess of distributions, to the incentive distribution rights is limited to available cash (as defined by the partnership agreement) for the period. The Partnership’s net income allocable to the limited partners is allocated between the common, subordinated, Class B and Class C unitholders by applying the provisions of the partnership agreement that govern actual cash distributions as if all earnings for the period had been distributed. Accordingly, if current net income allocable to the limited partners is less than the minimum quarterly distribution, or if cumulative net income allocable to the limited partners since August 3, 2010 is less than the cumulative minimum quarterly distributions, more income is allocated to the common unitholders than the subordinated, Class B and Class C unitholders for that quarterly period.

Basic and diluted net income per limited partner unit is calculated by dividing the limited partners’ interest in net income by the weighted average number of limited partner units outstanding during the period. The common units issued during the period are included on a weighted-average basis for the days in which they were outstanding.

The following table illustrates the Partnership’s calculation of net income per unit for common and subordinated limited partner units (in thousands, except per-unit information):

	Years Ended
	December 31, 2012	December 31, 2011
Net income attributable to Access Midstream Partners, L.P.	$178,455	$194,337
Less general partner interest in net income	(8,481)	(5,070)

Limited partner interest in net income	$169,974	$189,267

Net income allocable to common units(1)	$89,019	$94,896
Net income allocable to subordinated units	78,736	94,371
Net income allocable to convertible class B units(1)	1,038	—
Net income allocable to subordinated class C units(1)	1,181	—

Limited partner interest in net income	$169,974	$189,267

Net income per limited partner unit – basic and diluted
Common units	$1.11	$1.37
Subordinated units	1.14	1.37
Weighted average limited partner units outstanding – basic and diluted
Common units	80,058,682	69,371,194
Subordinated units	69,076,122	69,076,122

Total	149,134,804	138,447,316

(1)	Adjusted to reflect amortization for the beneficial conversion feature.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

5. Related Party Transactions

In June 2012, Chesapeake sold all of its ownership interests in us and in our general partner; however, Mr. Dell’Osso, Executive Vice President and Chief Financial Officer of Chesapeake, remained on our board of directors. Effective with the closing of the CMO Acquisition on December 20, 2012, the Partnership does not expect to complete additional significant transactions with Chesapeake. While Mr. Dell’Osso remains on our board, we no longer consider Chesapeake to be an affiliate of Access Midstream Partners. Because Chesapeake was our affiliate for a portion of 2012, we set forth below a description of our transactions with Chesapeake.

Affiliate transactions. In the normal course of business, natural gas gathering, treating and other midstream services are provided to Chesapeake and its affiliates. Revenues are derived almost exclusively from Chesapeake, which includes volumes attributable to third-party interest owners that participate in Chesapeake’s operated wells.

Omnibus Agreement. The Partnership has entered into an omnibus agreement with Access Midstream Ventures and Chesapeake Midstream Holdings that addresses the Partnership’s right to indemnification for certain liabilities and its obligation to indemnify Access Midstream Ventures and affiliated parties for certain liabilities.

General and Administrative Services and Reimbursement. Pursuant to a services agreement, Chesapeake and its affiliates provide certain services including legal, accounting, treasury, human resources, information technology and administration. The employees supporting these operations are employees of Chesapeake Energy Marketing Inc. (“CEMI”) or Chesapeake. The consolidated financial statements for the Partnership and the predecessor include costs allocated from Chesapeake and CEMI for centralized general and administrative services, as well as depreciation of assets utilized by Chesapeake’s centralized general and administrative functions. Effective October 1, 2009, the Partnership was charged a general and administrative fee from Chesapeake based on the terms of the joint venture agreement. The established terms indicate corporate overhead costs are charged to the Partnership based on actual cost of the services provided, subject to a fee per Mcf cap based on volumes of natural gas gathered. The fee is calculated as the lesser of $0.0310/Mcf gathered or actual corporate overhead costs. General and administrative charges were $22.3 million, $23.7 million and $17.0 million for the years ended December 31, 2012, 2011 and 2010 for the Partnership.

Additional Services and Reimbursement. At the Partnership’s request, Chesapeake also provides the Partnership with certain additional services under the services agreement, including engineering, construction, procurement, business analysis, commercial, cartographic and other similar services to the extent they are not already provided by the seconded employees. In return for such additional services, the general partner reimburses Chesapeake on a monthly basis an amount equal to the time and materials actually spent in performing the additional services. The reimbursement for additional services is not subject to the general and administrative services reimbursement cap.

Chesapeake has agreed to perform all services under the relevant provisions of the services agreement using at least the same level of care, quality, timeliness and skill as it does for itself and its affiliates and with no less than the same degree of care, quality, timeliness and skill as its past practice in performing the services for itself and the Partnership’s business during the one year period prior to September 30, 2009. In any event, Chesapeake has agreed to perform such services using no less than a reasonable level of care in accordance with industry standards.

In connection with the services arrangement, the Partnership reimburses GIP for certain costs incurred by GIP in connection with assisting the Partnership in the operation of its business. For the years ended December 31, 2012 and 2011, the cost was $1.7 million and $0.6 million, respectively, for these support services.

Employee Secondment Agreement. Chesapeake, certain of its affiliates and the Partnership’s general partner have entered into an amended and restated employee secondment agreement pursuant to which specified employees of Chesapeake are seconded to the general partner to provide operating, routine maintenance and other services with respect to the Partnership’s business under the direction, supervision and control of the general partner. Additionally, all of the Partnership’s executive officers other than its chief executive officer, Mr. Stice, are seconded to the general partner pursuant to this agreement. The general partner, subject to specified exceptions and limitations, reimburses Chesapeake on a monthly basis for substantially all costs and expenses Chesapeake incurs relating to such seconded employees, including the cost of their salaries, bonuses and employee benefits, including 401(k), restricted stock grants and health insurance and certain severance benefits. Charges to the Partnership for the services rendered by such seconded employees were $49.4 million and $42.1 million for the years ended December 31, 2012 and 2011, respectively. These charges include $37.7 million and $37.7 million in operating expenses and $11.7 million and $4.4 million in general and administrative expenses for the years end December 31, 2012 and 2011, respectively, in the accompanying consolidated statements of operations.

The initial term of the employee secondment agreement extends through September 30, 2014. The term will automatically extend for additional twelve month periods unless any party provides 90 days’ prior written notice otherwise prior to the expiration of the initial term or the applicable twelve month period. The Partnership’s general partner may terminate the agreement at any time upon 90 days’ prior written notice.

Shared Services Agreement. In return for the services of Mr. Stice as the chief executive officer of the Partnership’s general partner, its general partner has entered into a shared services agreement with Chesapeake pursuant to which its general partner reimburses certain of the costs and expenses incurred by Chesapeake in connection with Mr. Stice’s employment. The general partner is generally expected, subject to certain exceptions, to reimburse Chesapeake for 50 percent of the costs and expenses of the amounts provided to Mr. Stice in his employment agreement; however, the ultimate reimbursement obligation is determined based on the amount of time Mr. Stice actually spends working for the Partnership. The reimbursement obligations of its general partner will continue for so long as Mr. Stice is employed by both the general partner and Chesapeake.

Gas Compressor Master Rental and Servicing Agreement. The Partnership has entered into a gas compressor master rental and servicing agreement with MidCon Compression, L.L.C., (“MidCon Compression”) a wholly owned indirect subsidiary of Chesapeake, pursuant to which MidCon Compression agreed to provide the Partnership certain compression equipment that the Partnership uses to compress gas gathered on its gathering systems outside the Marcellus Shale and provide certain related services. In return for providing such equipment, the Partnership pays specified monthly rates per specified compression units, subject to an annual escalator to be applied on October 1st of each year and a redetermination of such specified monthly rates to market rates effective no later than October 1, 2016. Under the compression agreement, the Partnership granted MidCon Compression the exclusive right to provide compression equipment to the Partnership in the acreage dedications through September 30, 2016. Thereafter, the Partnership will have the right to continue receiving such equipment through September 30, 2019 at market rates to be agreed upon between the parties or to receive compression equipment from unaffiliated third parties. MidCon Compression guarantees to the Partnership that the compressors will meet specified run time and throughput performance guarantees. The monthly rates are reduced for any equipment that does not meet these guarantees. The Partnership receives substantially all of the compression capacity for its existing gathering systems in the Marcellus Shale from MidCon Compression under a long-term contract expiring on January 31, 2021 pursuant to which the Partnership has agreed to pay specified monthly rates under a fixed-fee structure subject to an annual escalator. This agreement is not subject to an exclusivity provision. Compressor charges from affiliates were $65.3 million, $57.6 million and $47.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. These charges are included in operating expenses in the accompanying consolidated statements of operations.

The Partnership is obligated to maintain general liability and property insurance, including machinery breakdown insurance with respect to the equipment. In addition, MidCon Compression has agreed to provide the Partnership with emission testing and other related services at monthly rates. The Partnership or MidCon Compression may terminate these services upon not less than six months notice.

The compression agreement expires on September 30, 2019 but will continue from year to year thereafter, unless terminated by the Partnership no less than 60 days prior to the end of the term or any year thereafter. Additionally, either party may terminate in specified circumstances, including upon the other party’s failure to perform material obligations under the compression agreement if such failure is not cured within 60 days after notice thereof.

Inventory Purchase Agreement. Upon completion of the IPO, the Partnership entered into an inventory purchase agreement pursuant to which the Partnership agreed beginning as of September 30, 2009 to purchase from Chesapeake, in each case on terms and conditions to be mutually agreed upon by Chesapeake and the Partnership, its first $60.0 million of requirements of pipes that are useful in the conduct of the natural gas gathering, compression, dehydrating, treating and transportation business at a specified price per ton. For the years ended December 31, 2011 and 2010, the Partnership purchased approximately $23.4 million and $36.6 million, respectively, of inventory pursuant to this inventory purchase agreement and incorporated in the Partnership’s property, plant and equipment, thus satisfying the terms of this agreement.

Gas Gathering Agreements. The Partnership operates under gas gathering agreements that range from 10 to 20 years.

Future revenues under the Partnership’s gas gathering agreements will be derived pursuant to terms that will differ between the Partnership’s operating regions.

If one of the counterparties to the gas gathering agreements sells, transfers or otherwise disposes of to a third party properties within the Partnership’s acreage dedications, it does so subject to the terms of the gas gathering agreement, including our dedication, and it will be required to cause the third party to acknowledge and take assignment of the counterparty’s obligations under the existing gas gathering agreement with the Partnership, subject to our consent. Our producer customers’ dedication of the gas produced from applicable properties under our gas gathering agreements will run with the land in order to bind successors to the producer customers’ interest, as well as any interests in the dedicated properties subsequently acquired by the producer customer.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risk

6. Concentration of Credit Risk

Chesapeake and Total are the only customers from whom revenues exceeded 10 percent of consolidated revenues for the years ended December 31, 2012, 2011, and 2010, for the Partnership. The percentage of revenues from Chesapeake, Total and other customers are as follows:

	Years Ended December 31,
	2012	2011	2010
Chesapeake	80.7%	82.9%	82.2%
Total	14.1	14.0	14.8
Other	5.2	3.1	3.0

Total(a)	100%	100%	100%

(a)	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.

Financial instruments that potentially subject the Partnership and its predecessor to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables. On December 31, 2012 and 2011, respectively, cash and cash equivalents were invested in a non-interest bearing account and money market funds with investment grade ratings.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

7. Property, Plant and Equipment

A summary of the historical cost of the Partnership’s property, plant and equipment is as follows:

	Estimated Useful Lives (Years)	December 31, 2012	December 31, 2011
	($ in thousands)
Gathering systems	20	$5,130,255	$2,954,868
Other fixed assets	2 through 39	96,916	53,611

Total property, plant and equipment		5,227,171	3,008,479
Accumulated depreciation		(590,614)	(480,555)

Total net, property, plant and equipment		$4,636,557	$2,527,924

Included in gathering systems is $455.4 million and $122.6 million at December 31, 2012 and 2011, respectively, that is not subject to depreciation as the systems were under construction and had not been put into service.

Depreciation expense was $153.8 million, $124.7 million and $88.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the Partnership.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations

8. Business Combinations

CMO. On December 20, 2012, the Partnership acquired from CMD, 100 percent of the issued and outstanding equity interests in Chesapeake Midstream Operating, L.L.C. (“CMO”) for total consideration of $2.16 billion. Through the acquisition of CMO, the Partnership owns certain midstream assets in the Eagle Ford, Utica, Niobrara, Haynesville, Marcellus and Mid-Continent regions. These assets include, in aggregate, approximately 1,675 miles of pipeline and 4.3 million dedicated acres. See Note 1 to the consolidated financial statements for additional information.

The results of operations presented and discussed in this annual report include results of operations from the CMO acquisition for the twelve-day period from closing of the acquisition on December 20, 2012 through December 31, 2012. For this period, income attributable to CMO operations was $3.0 million. The purchase price in excess of the value underlying the gas gathering system assets and working capital is approximately $207.9 million and is attributable to customer relationships acquired. This intangible asset will be amortized over a 20 year period on a straight-line basis.

The table below reflects the final allocation of the purchase price to the assets acquired and the liabilities assumed in the CMO Acquisition (in thousands).

Property, plant and equipment	$1,960,826
Intangible asset	207,891
Other	(8,717)

Total purchase price	$2,160,000

The purchase price allocation is based on an assessment of the fair value of the assets acquired and liabilities assumed in the CMO Acquisition. The fair values of the gathering assets, related equipment, and intangible assets acquired were based on the market, cost and income approaches. All fair-value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and thus represent Level 3 inputs.

Marcellus. On December 29, 2011, the Partnership acquired from CMD all of the issued and outstanding common units of Appalachia Midstream for total consideration of $879.3 million, consisting of 9,791,605 common units and $600.0 million in cash that was financed with a draw on the Partnership’s revolving credit facility. The base purchase price of $879.3 million was increased by $7.3 million due to initial working capital adjustments through December 31, 2011. Through the acquisition of Appalachia Midstream, the Partnership operates 100 percent of and owns an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale.

The results of operations presented and discussed in this annual report include results of operations from the Appalachia Midstream for the full year of operations in 2012 and the two-day period from closing of the acquisition on December 29, 2011, through December 31, 2011. The Partnership’s interest in the gas gathering systems is accounted for as an equity investment and is included in income from unconsolidated affiliate. For this period, income from unconsolidated affiliate attributable to Marcellus operations was $0.4 million. The purchase price in excess of the value underlying the gas gathering system assets and working capital is approximately $461.2 million and is attributable to customer relationships acquired. This intangible asset will be amortized over a 15 year period on a straight-line basis.

Haynesville Springridge. On December 21, 2010, the Partnership completed the Springridge acquisition for $500.0 million in cash that was funded with a draw on the Partnership’s revolving credit facility of approximately $234.0 million plus approximately $266.0 million of cash on hand. The Springridge gathering system is primarily located in Caddo and De Soto Parishes, Louisiana.

The results of operations presented and discussed in this annual report include results of operations from the Springridge gathering system for the 10-day period from closing of the acquisition on December 21, 2010, through December 31, 2010 and all of 2011 and 2012. The total purchase price of the Springridge acquisition was allocated as follows: gas gathering system assets of $327.5 million and a customer relationship with a value of $172.5 million. The useful life of the customer relationship acquired is estimated to be 15 years and is amortized on a straight-line basis.

The following table presents the pro forma condensed financial information of the Partnership as if the CMO Acquisition occurred on January 1, 2011, and as if the Springridge and Appalachia Midstream Acquisitions occurred on January 1, 2010. The pro forma adjustments reflected in the pro forma condensed consolidated financial statements are based upon currently available information and certain assumptions and estimates; therefore, the actual effects of these transactions will differ from the pro forma adjustments. However, the Partnership’s management considers the applied estimates and assumptions to provide a reasonable basis for the presentation of the significant effects of certain transactions that are expected to have a continuing impact on the Partnership. In addition, the Partnership’s management considers the pro forma adjustments to be factually supportable and to appropriately represent the expected impact of items that are directly attributable to the transfer of CMO, the Springridge assets and Appalachia Midstream to the Partnership.

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues, including revenue from affiliates	$670,702	$689,840	$512,745
Net income	117,334	69,390	144,789
Net income attributable to Access Midstream Partners, L.P.	117,861	69,390	144,789
Net income per common unit – basic and diluted	0.72	0.49	0.96
Net income per subordinated unit – basic and diluted	0.74	0.49	0.96

Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates

9. Unconsolidated Affiliates

At December 31, 2012 and 2011, the Partnership had the following investments:

	Net Ownership Interest	December 31, 2012	December 31, 2011
	($ in thousands)
Liberty gas gathering system	33.75%	$264,625	$200,145
Victory gas gathering system	67.50	178,011	189,402
Rome gas gathering system	33.75	160,087	127,348
Panhandle gas gathering system	67.50	149,654	59,858
Utica East Ohio Midstream LLC	49.00	125,416	—
Overfield gas gathering system	67.50	101,339	75,797
Smithfield gas gathering system	67.50	82,347	67,134
Selbyville gas gathering system	67.50	65,354	76,251
Ranch Westex JV, LLC	33.33	35,012	—
Other gas gathering systems	various	135,966	90,623

Total investments in unconsolidated affiliates		$1,297,811	$886,558

Marcellus. On December 29, 2011, the Partnership acquired from CMD, a wholly owned subsidiary of Chesapeake, and certain of its affiliates, all of the issued and outstanding common units of Appalachia Midstream for approximately $879.3 million. Through the acquisition of Appalachia Midstream, the Partnership will operate 100 percent of and own an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale in Pennsylvania and West Virginia. These 10 gathering systems consist of the Liberty, Victory, Rome and Selbyville gas gathering systems and six other smaller gas gathering systems. The remaining 53 percent interest in these assets is owned primarily by Statoil, Anadarko, Epsilon and Mitsui. Appalachia Midstream operates the assets under 15-year fixed fee gathering agreements. The 10 gathering systems are separate investments with varying ownership percentages and each gathering system is accounted for as an equity investment because all capital expenditures and other operating decisions must be approved by a supermajority vote of the gathering system’s owners.

Utica East Ohio Midstream, LLC. In March 2012, CMO entered into an agreement to form Utica East Ohio Midstream LLC (“UEOM”) with M3 Midstream, L.L.C. and EV Energy Partners, L.P. to develop necessary infrastructure for the gathering and processing of natural gas and NGL in the Utica Shale play in Eastern Ohio. The infrastructure complex will consist of natural gas gathering and compression facilities constructed and operated by CMO, as well as processing, NGL fractionation, loading and terminal facilities constructed and operated by M3 Midstream, L.L.C. The Partnership owns a 49 percent interest and UEOM is accounted for as an equity investment because the power to direct the activities which are most significant to UEOM’s economic performance is shared between the Partnership and the other equity holders. The Partnership acquired UEOM as part of the CMO Acquisition in December 2012.

Ranch Westex JV, LLC. On December 1, 2011, CMO entered into a joint venture to form Ranch Westex JV, LLC. (“Ranch Westex”) with Regency Energy Partners, LP and Anadarko Pecos Midstream LLC to build a processing facility in Ward County, Texas, to process natural gas delivered from the liquids-rich Bone Springs and Avalon Shale formations. The Partnership owns a 33 percent interest and Ranch Westex is accounted for as an equity method investment because the power to direct the activities that are most significant to Ranch Westex’s economic performance is shared among the three equity holders. The project will consist of the construction of two plants, a refrigeration plant and a cryogenic processing plant. The Partnership acquired Ranch Westex as part of the CMO Acquisition in December 2012.

Unconsolidated Affiliates Financial Information. The following tables sets forth summarized financial information of 100 percent of the 10 Marcellus gas gathering system investments in which the Partnership acquired an interest in December 2012 and 2011, as follows:

	December 31, 2012	December 31, 2011
	($ in thousands)
Balance Sheet
Current assets	$70,234	$38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213

Total assets	$1,599,429	$783,983

Current liabilities	$23,424	$13,137
Other liabilities	111,718	90,067
Partner’s capital	1,464,287	680,779

Total liabilities and partner’s capital	$1,599,429	$783,983

	December 31, 2012	December 31, 2011
	($ in thousands)
Income Statement
Revenue	$308,845	$1,150
Operating Expenses	$97,594	$195
Net Income	$211,361	$955

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations

10. Asset Retirement Obligations

The following table provides a summary of changes in asset retirement obligations, which are included in other liabilities in the accompanying consolidated balance sheets. Revisions in estimates for the periods presented relate primarily to revisions of current cost estimates, inflation rates and/or discount rates.

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Asset retirement obligations, beginning of period	$3,409	$2,878	$2,850
Additions (1)	1,816	131	229
Revisions	(133)	193	—
Accretion expense	243	207	211
Deletions	—	—	(412)

Asset retirement obligations, end of period	$5,335	$3,409	$2,878

(1)	Includes asset retirement obligation acquired as part the CMO Acquisition.

Long-Term Debt and Interest Expense	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Interest Expense

11. Long-Term Debt and Interest Expense

The following table presents the Partnership’s outstanding debt as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Revolving credit facility	$—	$712,900
5.875% Senior Notes due April 2021	350,000	350,000
6.125% Senior Notes due July 2022	750,000	—
4.875% Senior Notes due May 2023	1,400,000	—

Total long-term debt	$2,500,000	$1,062,900

Revolving Bank Credit Facility. On August 2, 2010, June 10, 2011 and December 20, 2011 the Partnership amended its $500 million joint venture senior secured credit facility. The amendments extended the revolving credit facility’s maturity date and increased the revolving credit facility’s borrowing capacity, including the sub-limit for same-day swing line advances, as well as the revolving credit facility’s accordion feature that allowed the Partnership to increase the available borrowing capacity under the facility subject to the satisfaction of certain closing conditions.

On December 12, 2012, the Partnership further amended its senior secured revolving credit facility. The amended revolving credit facility matures in June 2016 and provides up to $1 billion of borrowing capacity, including a sub-limit of $50 million for same-day swing line advances and a sub-limit of $50 million for letters of credit. In addition, the revolving credit facility’s accordion feature allows the Partnership to increase the available borrowing capacity under the facility up to $1.25 billion, subject to the satisfaction of certain conditions, including the identification of lenders or proposed lenders that agree to satisfy the increased commitment amounts under the revolving credit facility. As of December 31, 2012 the Partnership had no borrowings outstanding under its revolving credit facility.

Borrowings under the revolving credit facility are available to fund working capital, finance capital expenditures and acquisitions, provide for the issuance of letters of credit and for general partnership purposes. The revolving credit facility is secured by all of the Partnership’s assets, and loans thereunder (other than swing line loans) bear interest at the Partnership’s option at either (i) the greater of (a) the reference rate of Wells Fargo Bank, NA, (b) the federal funds effective rate plus 0.50 percent or (c) the Eurodollar rate which is based on the London Interbank Offered Rate (LIBOR), plus 1.00 percent, each of which is subject to a margin that varies from 0.625 percent to 1.50 percent per annum, according to the Partnership’s leverage ratio (as defined in the agreement), or (ii) the Eurodollar rate plus a margin that varies from 1.625 percent to 2.50 percent per annum, according to the Partnership’s leverage ratio. If the Partnership reaches investment grade status, the Partnership will have the option to release the security under the credit facility and amounts borrowed will bear interest under a specified ratings-based pricing grid. The unused portion of the credit facility is subject to commitment fees of (a) 0.25 percent to 0.40 percent per annum while the Partnership is subject to the leverage-based pricing grid, according to the Partnership’s leverage ratio and (b) 0.20 percent to 0.35 percent per annum while the Partnership is subject to the ratings-based pricing grid, according to its senior unsecured long-term debt ratings.

Additionally, the revolving credit facility contains various covenants and restrictive provisions which limit the Partnership and its subsidiaries’ ability to incur additional indebtedness, guarantees and/or liens; consolidate, merge or transfer all or substantially all of the Partnership’s assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; and prepay certain indebtedness. If the Partnership fails to perform its obligations under these and other covenants, the revolving credit commitment could be terminated and any outstanding borrowings, together with accrued interest, under the revolving credit facility could be declared immediately due and payable. The revolving credit facility also has cross default provisions that apply to any other indebtedness the Partnership may have with an outstanding principal amount in excess of $15 million.

The revolving credit facility agreement contains certain negative covenants that (i) limit the Partnership’s ability, as well as the ability of certain of its subsidiaries, among other things, to enter into hedging arrangements and create liens and (ii) require the Partnership to maintain a consolidated leverage ratio, and an EBITDA to interest expense ratio, in each case as described in the credit facility agreement. The revolving credit facility agreement also provides for the discontinuance of the requirement for the Partnership to maintain the EBITDA to interest expense ratio and allows for the Partnership to release all collateral securing the revolving credit facility if the Partnership reaches investment grade status. The revolving credit facility agreement also requires the Partnership to maintain a consolidated leverage ratio of 5.5 to 1.0 (or 5.0 to 1.0 after we have released all collateral upon achieving investment grade status). The Partnership was in compliance with all covenants under the agreement at December 31, 2012.

Senior Notes. On April 19, 2011, the Partnership and ACMP Finance Corp., a wholly owned subsidiary of Access MLP Operating, L.L.C., completed a private placement of $350.0 million in aggregate principal amount of 5.875 percent senior notes due 2021 (the “2021 Notes”). The Partnership used a portion of the net proceeds to repay borrowings outstanding under its revolving credit facility and used the balance for general partnership purposes. Debt issuance costs of $7.8 million are being amortized over the life of the 2021 Notes.

The 2021 Notes will mature on April 15, 2021 and interest is payable on the 2021 Notes on April 15 and October 15 of each year, beginning on October 15, 2011. The Partnership has the option to redeem all or a portion of the 2021 Notes at any time on or after April 15, 2015, at the redemption price specified in the indenture, plus accrued and unpaid interest. The Partnership may also redeem the 2021 Notes, in whole or in part, at a “make-whole” redemption price specified in the indenture, plus accrued and unpaid interest, at any time prior to April 15, 2015. In addition, the Partnership may redeem up to 35 percent of the 2021 Notes prior to April 15, 2014 under certain circumstances with the net cash proceeds from certain equity offerings.

On January 11, 2012, the Partnership and ACMP Finance Corp., a wholly owned subsidiary of Access MLP Operating, L.L.C., completed a private placement of $750.0 million in aggregate principal amount of 6.125 percent senior notes due 2022 (the “2022 Notes”). The Partnership used a portion of the net proceeds to repay all borrowings outstanding under its revolving credit facility and used the balance for general partnership purposes. Debt issuance costs of $13.8 million are being amortized over the life of the 2022 Notes.

The 2022 Notes will mature on July 15, 2022 and interest is payable on January 15 and July 15 of each year. The Partnership has the option to redeem all or a portion of the 2022 Notes at any time on or after January 15, 2017, at the redemption price specified in the indenture relating to the 2022 Notes, plus accrued and unpaid interest. The Partnership may also redeem the 2022 Notes, in whole or in part, at a “make-whole” redemption price specified in the indenture, plus accrued and unpaid interest, at any time prior to January 15, 2017. In addition, the Partnership may redeem up to 35 percent of the 2022 Notes prior to January 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.

In connection with the issuances and sales of the 2021 Notes and the 2022 Notes, we entered into registration rights agreements with the initial purchasers of the 2021 Notes and the 2022 Notes obligating us, among other things, to use our commercially reasonable best efforts to file exchange registration statements with the SEC so that holders of the 2021 Notes and the 2022 Notes could offer to exchange such notes for registered notes having substantially the same terms as the 2021 Notes and the 2022 Notes and evidencing the same indebtedness as the 2021 Notes and the 2022 Notes, respectively. On February 10, 2012, we filed an exchange offer registration statement for the 2021 Notes and the 2022 Notes with the SEC, which was were declared effective on March 14, 2012. The exchange offer was completed in April 2012, thereby fulfilling all of the requirements of the 2011 Notes and 2022 Notes registration rights agreements.

On December 19, 2012, the Partnership and ACMP Finance Corp., a wholly owned subsidiary of Access MLP Operating, L.L.C., completed a public offering of $1.4 billion in aggregate principal amount of 4.875 percent senior notes due 2023 (the “2023 Notes”). We used a portion of the net proceeds to fund a portion of the purchase price for the CMO Acquisition, and the balance to repay borrowings outstanding under our revolving credit facility. Debt issuance costs of $25.8 million are being amortized over the life of the 2023 Notes.

The 2023 Notes will mature on May 15, 2023, and interest is payable on May 15 and November 15 of each year. We have the option to redeem all or a portion of the 2023 Notes at any time on or after December 15, 2017, at the redemption price specified in the indenture relating to the 2023 Notes, plus accrued and unpaid interest. We may also redeem the 2023 Notes, in whole or in part, at a “make-whole” redemption price specified in the indenture, plus accrued and unpaid interest, at any time prior to December 15, 2017. In addition, we may redeem up to 35 percent of the 2023 Notes prior to December 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.

The 2023 Notes, 2022 Notes and the 2021 Notes indentures contain covenants that, among other things, limit the Partnership’s ability and the ability of certain of the Partnership’s subsidiaries to: (1) sell assets including equity interests in its subsidiaries; (2) pay distributions on, redeem or purchase the Partnership’s units, or redeem or purchase the Partnership’s subordinated debt; (3) make investments; (4) incur or guarantee additional indebtedness or issue preferred units; (5) create or incur certain liens; (6) enter into agreements that restrict distributions or other payments from certain subsidiaries to the Partnership; (7) consolidate, merge or transfer all or substantially all of the Partnership’s or certain of the Partnership’s subsidiaries’ assets; (8) engage in transactions with affiliates; and (9) create unrestricted subsidiaries. These covenants are subject to important exceptions and qualifications. If the 2023 Notes, 2022 Notes or the 2021 Notes achieve an investment grade rating from either of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services and no default, as defined in the indentures, has occurred or is continuing, many of these covenants will terminate.

The Partnership, as the parent company, has no independent assets or operations. The Partnership’s operations are conducted by its subsidiaries through its operating company subsidiary, Access MLP Operating, L.L.C. Each of Access MLP Operating, L.L.C. and the Partnership’s other subsidiaries is a guarantor, other than ACMP Finance Corp., an indirect 100 percent owned subsidiary of the Partnership whose sole purpose is to act as co-issuer of any debt securities. Each guarantor is a 100 percent owned subsidiary of the Partnership. The guarantees registered under the registration statement are full and unconditional and joint and several, subject to certain automatic customary releases, including sale, disposition, or transfer of the capital stock or substantially all of the assets of a subsidiary guarantor, exercise of legal defeasance option or covenant defeasance option, and designation of a subsidiary guarantor as unrestricted in accordance with the Indenture. There are no significant restrictions on the ability of the Partnership or any guarantor to obtain funds from its subsidiaries by dividend or loan. None of the assets of the Partnership or a guarantor represent restricted net assets pursuant to Rule 4-08(e)(3) of Regulation S-X under the Securities Act.

Capitalized Interest. Interest expense was net of capitalized interest of $14.6 million, $9.5 million, and $2.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the Partnership.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

12. Commitments and Contingencies

Environmental obligations. The Partnership is subject to various environmental-remediation and reclamation obligations arising from federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. Management believes there are currently no such matters that will have a material effect on the Partnership’s results of operations, cash flows or financial position and has not recorded any liability in these financial statements.

Litigation and legal proceedings. From time to time, the Partnership is involved in legal, tax, regulatory and other proceedings in various forums regarding performance, contracts and other matters that arise in the ordinary course of business. Management is not aware of any such proceedings for which a final disposition could have a material effect on the Partnership’s results of operations, cash flows or financial position. There was not an accrual for legal contingencies as of December 31, 2012 or 2011.

Lease commitments. Certain property, equipment and operating facilities are leased under various operating leases. Costs are also incurred associated with leased land, rights-of-way, permits and regulatory fees, the contracts for which generally extend beyond one year but can be cancelled at any time should they not be required for operations.

Rental expense related to leases was $81.1 million, $60.7 million, $50.1 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the Partnership. The Partnership’s remaining contractual lease obligations as of December 31, 2012 include obligations with an affiliate of Chesapeake for compression equipment as compression services are needed to support pipeline that is being placed in service in future periods. Contractual lease obligations also include remaining payments for the Partnership’s headquarter buildings and other lease agreements.

Future minimum rental payments due under operating leases as of December 31, 2012 are as follows:

(in thousands)
2013	$54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889

Future minimum lease payments(1)	$172,178

(1)	Includes the Partnership’s minimum rental payments for CMO acquired on December 20, 2012.

Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Standards

13. Recently Issued Accounting Standards

The Financial Accounting Standards Board (“FASB”) recently issued the following standard which the Partnership reviewed to determine the potential impact on its financial statements upon adoption.

On July 27, 2012, the FASB issued authoritative guidance related to the testing of indefinite-lived intangible assets for impairment. The guidance provides with the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more-likely-than-not that the indefinite-lived asset is impaired. If, after assessing the total events or circumstances, we determine that it is not more likely than not that the indefinite-lived asset is impaired, then we are not required to take further action. However, if we conclude otherwise, then we are required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The guidance also gives us the option to bypass the qualitative assessment for any period and proceed directly to performing the quantitative impairment test and resume performing the qualitative assessment in any subsequent period. This guidance will be effective for us beginning January 1, 2013 and will not have a material impact on our consolidated financial statements.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

14. Segment Information

Prior to the CMO Acquisition, the Partnership’s operations were organized into a single business segment. As a result of the CMO Acquisition, the Partnership added assets in three new operating regions. Effective January 1, 2013, the Partnership’s chief operating decision maker began to analyze and make operating decisions based on geographic segments. The Partnership’s operations are divided into eight operating segments: Barnett Shale, Eagle Ford Shale, Haynesville Shale, Marcellus Shale, Niobrara Shale, Utica Shale, Mid-Continent region and Corporate. Summarized financial information for the reportable segments is shown in the following tables, presented in thousands.

For the year ended December 31, 2012

	Barnett	Eagle Ford	Haynesville	Marcellus		Niobrara
Revenues	$395,467	$7,232	$68,184	$783		$116
Operating expenses	101,703	1,604	15,642	188		85
Depreciation and amortization expense	93,343	968	33,210	6		79
General and administrative expense	—	—	—	—		—
Other operating expense	—	—	—	—		—

Operating income (loss)	$200,421	$4,660	$19,332	$589		$(48)

Income (loss) from unconsolidated affiliates	$—	$—	$—	$67,592		$—
Capital expenditures	$98,507	$11,796	$23,578	$—	(1)	$1,967
Total assets	$1,573,789	$925,694	$1,324,599	$1,142,550		$91,236

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$353	$136,312	$—	$608,447
Operating expenses	159	52,979	25,279	197,639
Depreciation and amortization expense	48	32,042	5,821	165,517
General and administrative expense	—	—	67,579	67,579
Other operating expense	—	—	(766)	(766)

Operating income (loss)	$146	$51,291	$(97,913)	$178,478

Income (loss) from unconsolidated affiliates	$(38)	$(12)	$—	$67,542
Capital expenditures	$126	$184,285	$30,241	$350,500
Total assets	$356,662	$714,510	$432,060	$6,561,100

(1)	Amount excludes $384.4 million for the Partnership’s share of capital expenditures included in investments in unconsolidated affiliates.

For the year ended December 31, 2011

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$361,843	$—	$93,107	$—	—
Operating expenses	94,009	—	18,057	—	—
Depreciation and amortization expense	76,979	—	29,051	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$190,855	$—	$45,999	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$433	$—
Capital expenditures	$253,126	$—	$56,087	$—	$—
Total Assets	$1,584,207	$—	$527,527	$886,558	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$110,979	$—	$565,929
Operating expenses	—	47,749	17,036	176,851
Depreciation and amortization expense	—	28,014	2,125	136,169
General and administrative expense	—	—	40,380	40,380
Other operating expense	—	—	739	739

Operating income	$—	$35,216	$(60,280)	$211,790

Income from unconsolidated affiliates	$—	$—	$—	$433
Capital expenditures	$—	$88,259	$21,362	$418,834
Total Assets	$—	$531,410	$153,536	$3,683,238

For the year ended December 31, 2010

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$358,821	$—	$2,082	$—	—
Operating expenses	81,304	—	508	—	—
Depreciation and amortization expense	62,559	—	422	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$214,958	$—	$1,152	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$—	$—
Capital expenditures	$156,430	$—	$—	$—	$—
Total Assets	$1,405,002	$—	$504,780	$—	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$98,250	$—	$459,153
Operating expenses	—	42,521	8,960	133,293
Depreciation and amortization expense	—	23,709	1,911	88,601
General and administrative expense	—	—	31,992	31,992
Other operating expense	—	—	285	285

Operating income	$—	$32,020	$(43,148)	$204,982

Income from unconsolidated affiliates	$—	$—	$—	$—
Capital expenditures	$—	$49,015	$10,858	$216,303
Total Assets	$—	$464,250	$171,884	$2,545,916

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

15. Subsequent Events

On January 25, 2013, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.45 per unit, or $84.1 million in aggregate. The cash distribution was paid on February 13, 2013 to unitholders of record at the close of business on February 6, 2013.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)

16. Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data for 2012 and 2011 are as follows ($ in thousands except per share data):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$154,674	$149,332	$156,092	$148,349
Gross profit(a)	105,992	104,601	106,287	93,928
Net income	52,366	51,606	50,228	24,187
Net income attributable to Access Midstream Partners, L.P.	52,366	51,606	50,228	24,255
Net income per common units	$0.34	$0.34	$0.32	$0.11
Net income per subordinated units	$0.34	$0.34	$0.32	$0.14

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$123,529	$133,217	$140,105	$169,078
Gross profit(a)	80,968	88,933	96,872	122,305
Net income	38,776	41,083	48,173	66,305
Net income attributable to Access Midstream Partners, L.P.	38,776	41,083	48,173	66,305
Net income per limited partner unit	$0.27	$0.29	$0.34	$0.46

(a)	Total revenue less operating costs.

Description of Business and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of presentation. Access Midstream Partners, L.P., (the “Partnership”) a Delaware limited partnership formed in January 2010, is principally focused on natural gas gathering, the first segment of midstream energy infrastructure that connects natural gas produced at the wellhead to third-party takeaway pipelines. The Partnership is the industry’s largest gathering and processing master limited partnership as measured by throughput volume. The Partnership’s assets are located in Arkansas, Kansas, Louisiana, Maryland, New York, Ohio, Oklahoma, Pennsylvania, Texas, Virginia, West Virginia and Wyoming. The Partnership provides gathering, treating and compression services to Chesapeake Energy Corporation, Total Gas and Power North America, Inc., Statoil ASA, Anadarko Petroleum Corporation, Mitsui & Co., Ltd. and other producers under long-term, fixed-fee contracts.

For purposes of these financial statements, the “Partnership,” when used in a historical context, refers to the financial results of Chesapeake Midstream Partners, L.L.C. through the closing date of our initial public offering (“IPO”) on August 3, 2010 and to Access Midstream Partners, L.P. (NYSE: ACMP) and its subsidiaries thereafter. The “GIP I Entities” refers to, collectively, GIP-A Holding (CHK), L.P., GIP-B Holding (CHK), L.P. and GIP-C Holding (CHK), L.P., the “GIP II Entities” refers to certain entities affiliated with Global Infrastructure Investors II, LLC, and “GIP” refers to the GIP I Entities and their affiliates and the GIP II Entities, collectively. “Williams” refers to The Williams Companies, Inc. (NYSE: WMB). “Chesapeake” refers to Chesapeake Energy Corporation (NYSE: CHK). “Total”, when discussing the upstream joint venture with Chesapeake, refers to Total E&P USA, Inc., a wholly owned subsidiary of Total S.A. (NYSE: TOT, FP: FP), and when discussing our gas gathering agreement and related matters, refers to Total E&P USA, Inc. and Total Gas & Power North America, Inc., a wholly owned subsidiary of Total S.A.

The accompanying consolidated financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). To conform to these accounting principles, management makes estimates and assumptions that affect the amounts reported in the consolidated financial statements and the notes thereto. These estimates are evaluated on an ongoing basis, utilizing historical experience and other methods considered reasonable under the particular circumstances. Although these estimates are based on management’s best available knowledge at the time, changes in facts and circumstances or discovery of new facts or circumstances may result in revised estimates and actual results may differ from these estimates. Effects on the Partnership’s business, financial position and results of operations resulting from revisions to estimates are recognized when the facts that give rise to the revision become known.

Offerings and Acquisitions

Offerings and acquisitions.

IPO. On August 3, 2010, the Partnership completed its initial public offering (“IPO”) of 24,437,500 common units (including 3,187,500 common units issued pursuant to the exercise of the underwriters’ over-allotment option on August 3, 2010) at a price of $21.00 per unit. The Partnership’s common units are listed on the New York Stock Exchange (the “NYSE”) under the symbol “ACMP”.

The Partnership received gross offering proceeds in the IPO of approximately $513.2 million less approximately $38.6 million for underwriting discounts and commissions, structuring fees and offering expenses. Pursuant to the terms of the contribution agreement, the Partnership distributed the approximate $62.4 million of net proceeds from the exercise of the over-allotment option to the GIP I Entities on August 3, 2010. Upon completion of the IPO, Chesapeake and the GIP I Entities conveyed to the Partnership a 100 percent membership interest in Chesapeake MLP Operating, L.L.C., which owned all of its assets since September 2009.

During the second quarter of 2012, the GIP II Entities acquired Chesapeake’s 50 percent interest in the Partnership’s general partner and all of the common units and subordinated units in the Partnership that were previously held by Chesapeake. The remaining 50 percent interest in the Partnership’s general partner continued to be owned by the GIP I Entities.

Haynesville Springridge acquisition. On December 21, 2010, the Partnership acquired the Springridge gathering system and related facilities from CMD for $500.0 million. The acquisition was financed with a draw on the Partnership’s revolving credit facility of approximately $234.0 million plus approximately $266.0 million of cash on hand. The Springridge gathering system is primarily located in Caddo and De Soto Parishes, Louisiana. In connection with the acquisition, the Partnership entered into a 10-year, 100 percent fixed-fee gas gathering agreement with Chesapeake which includes a significant acreage dedication, annual fee redetermination and a minimum volume commitment. These assets are referred to collectively as the “Springridge assets” and the acquisition is referred to as the “Springridge acquisition.”

Marcellus acquisition. On December 29, 2011, the Partnership acquired from CMD, all of the issued and outstanding common units of Appalachia Midstream Services, L.L.C. (“Appalachia Midstream”) for total consideration of $879.3 million, consisting of 9,791,605 common units and $600.0 million in cash that was financed with a draw on the Partnership’s revolving credit facility. Through the acquisition of Appalachia Midstream, the Partnership operates 100 percent of and owns an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale. The remaining 53 percent interest in these assets is owned primarily by Statoil ASA (“Statoil”), Anadarko Petroleum Corporation (“Anadarko”), Epsilon Energy Ltd. (“Epsilon”), Mitsui & Co., Ltd. (“Mitsui”). Appalachia Midstream operates the assets under 15-year fixed fee gathering agreements. The gathering agreements include significant acreage dedications and cost of service mechanisms. EBITDA exceeded the $100 million target in 2012 and no additional revenue related to the commitment was recognized. The target for 2013 represents the minimum amount of EBITDA we will recognize with the potential that throughput for these systems will generate EBITDA in excess of the guaranteed amounts.

CMO acquisition. On December 20, 2012, we acquired from Chesapeake Midstream Development, L.P. (“CMD”), a wholly owned subsidiary of Chesapeake, and certain of CMD’s affiliates, 100 percent of the issued and outstanding equity interests in Chesapeake Midstream Operating, L.L.C. (“CMO”) for total consideration of $2.16 billion (the “CMO Acquisition”). As a result of the CMO Acquisition, the Partnership now owns certain midstream assets in the Eagle Ford, Utica and Niobrara regions. The CMO Acquisition also extended our assets and operations in the Haynesville, Marcellus and Mid-Continent regions. The acquired assets included, in the aggregate, approximately 1,675 miles of pipeline and 4.3 million (gross) dedicated acres as of the date of the acquisition. We also assumed various gas gathering and processing agreements associated with the assets that have terms ranging from 10 to 20 years and that, in certain cases, include cost of service or fee redetermination mechanisms.

Equity Issuance. On December 18, 2012, we completed an equity offering of 18.4 million common units (such amount includes 2.4 million common units issued pursuant to the exercise of the underwriters’ over-allotment option) representing limited partner interest in the Partnership, at a price of $32.15 per common unit.

We received gross offering proceeds (net of underwriting discounts, commissions and offering expenses) from the equity offering of approximately $569.3 million, including the exercise of the option to purchase additional units. We used the net proceeds to pay a portion of the purchase price for the CMO Acquisition.

Subscription Agreement. On December 20, 2012, we sold 5.9 million Class B units to each of the GIP II Entities and Williams and 5.6 million Class C units to each of the GIP II Entities and Williams, in each case pursuant to the subscription agreement. We received aggregate proceeds of approximately $712.1 million in exchange for the sale of Class B units and Class C units, inclusive of the capital contribution made by our general partner to maintain its 2.0 percent interest in the Partnership following the issuance of common, Class B and Class C units.

The results of operations presented and discussed in this annual report include results of operations from CMO for the twelve-day period from closing of the CMO Acquisition on December 20, 2012 through December 31, 2012.

Williams acquisition. Concurrently with the CMO Acquisition, the GIP I Entities sold to Williams 34,538,061 of our subordinated units and 50% of the outstanding equity interests in Access Midstream Ventures, L.L.C., the sole member of our general partner (“Access Midstream Ventures”), for cash consideration of approximately $1.8 billion (the “Williams Acquisition”). The Partnership did not receive any cash proceeds from the Williams Acquisition. As a result of the closing of the Williams Acquisition, the GIP II Entities and Williams together own and control our general partner and the GIP I Entities no longer have any ownership interest in us or our general partner.

Limited partner and general partner units. The following table summarizes common, subordinated, Class B, Class C and general partner units issued during the years ended December 31, 2012, 2011 and 2010:

	Limited Partner Units
	Common	Subordinated	Convertible Class B	Subordinated Class C	General Partner Interests	Total
Balance at December 31, 2009	—	—	—	—	—	—
Initial public offering and contribution of assets	69,076,122	69,076,122	—	—	2,819,434	140,971,678
Long-term incentive plan awards	7,143	—	—	—	—	7,143

Balance at December 31, 2010	69,083,265	69,076,122	—	—	2,819,434	140,978,821
Long-term incentive plan awards	1,773	—	—	—	172	1,945
December 2011 equity issuance	9,791,605	—	—	—	199,838	9,991,443

Balance at December 31, 2011	78,876,643	69,076,122	—	—	3,019,444	150,972,209
Long-term incentive plan awards	47,810	—	—	—	976	48,786
December 2012 equity issuance	18,400,000	—	11,858,050	11,199,268	846,068	42,303,386

Balance at December 31, 2012	97,324,453	69,076,122	11,858,050	11,199,268	3,866,488	193,324,381

Holdings of Partnership Equity

Holdings of partnership equity. At December 31, 2012, the GIP II Entities held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50 percent of the Partnership’s incentive distribution rights, 33,704,666 common units, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. The GIP II Entities’ ownership represents an aggregate 41.3 percent limited partner interest in the Partnership. Williams held 1,933,244 notional general partner units representing a 1.0 percent general partner interest in the Partnership, 50.0 percent of the Partnership’s incentive distribution rights, 34,538,061 subordinated units, 5,929,025 Class B units and 5,599,634 Class C units. Williams ownership represents an aggregate 23.8 percent limited partner interest in the Partnership. The public held 63,619,787 common units, representing a 32.9 percent limited partner interest in the Partnership.

Use of Estimates

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingencies. Significant estimates include: (1) estimated useful lives of assets, which impacts depreciation and amortization; (2) accruals related to revenues, expenses and capital costs; (3) liability and contingency accruals; and (4) cost allocations as described in Note 5. Although management believes these estimates are reasonable, actual results could differ from the Partnership’s estimates.

Cash and Cash Equivalents

Cash and cash equivalents. For purposes of the consolidated financial statements, investments in all highly liquid instruments with original maturities of three months or less at date of purchase are considered to be cash equivalents. The Partnership had approximately $65.0 million and $22.0 thousand of cash and cash equivalents as of December 31, 2012 and 2011, respectively. Book overdrafts are checks that have been issued before the end of the period, but not presented to the bank for payment before the end of the period. At December 31, 2012 and 2011, book overdrafts of $30.0 million and $8.5 million, respectively, were included in accounts payable.

Accounts Receivable

Accounts receivable. The majority of accounts receivable relate to gathering and treating activities. Accounts receivable included in the balance sheets are reflected net of an allowance for doubtful accounts, if warranted. At December 31, 2012, the Partnership had no allowance for doubtful accounts. At December 31, 2011, the Partnership had an allowance for doubtful accounts of $0.4 million.

Property, Plant and Equipment

Property, plant and equipment. Property, plant and equipment are recorded at cost. Expenditures for maintenance and repairs that do not add capacity or extend the useful life of an asset are expensed as incurred. The carrying value of the assets is based on estimates, assumptions and judgments relative to useful lives and salvage values. As assets are disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating expenses in the statements of operations.

Certain of the gathering systems of the Partnership are subject to an agreement with a subsidiary of Chesapeake that provides the Partnership rights and obligations equivalent to a capital lease. Under the terms of the agreement, the Partnership has rights to the associated capital assets for as long as the assets are in operation. Specifically, the Partnership will pay all costs associated with the related gathering systems, including all capital costs, operating costs and direct and indirect overhead costs. In exchange for paying such costs and for the services it provides pursuant to the agreement, the Partnership receives revenues derived from operation of the gathering systems. At December 31, 2012 and 2011, approximately $125.6 million and $124.5 million ($99.8 million and $105.0 million net of accumulated depreciation), respectively, of the Partnership’s gathering system assets were held under such agreement. Payments for capital costs under the agreement are made as the associated capital assets are constructed and, accordingly, as of December 31, 2012, the Partnership had no capital lease obligation liability associated with the assets held under the agreement.

Depreciation is calculated using the straight-line method, based on the assets’ estimated useful lives. These estimates are based on various factors including age (in the case of acquired assets), manufacturing specifications, technological advances and historical data concerning useful lives of similar assets.

Impairment of Long-Lived Assets

Impairment of long-lived assets. Long-lived assets with recorded values that are not expected to be recovered through future cash flows are written down to estimated fair value. Assets are tested for impairment when events or circumstances indicate that the carrying value may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value exceeds the sum of the undiscounted cash flows, an impairment loss equal to the amount that the carrying value exceeds the fair value of the asset is recognized. Fair value is determined using an income approach whereby the expected future cash flows are discounted using a rate management believes a market participant would assume is reflective of the risks associated with achieving the underlying cash flows.

Equity Method Investments

Equity Method Investments. The equity method of accounting is used to account for the Partnership’s interest in Utica East Ohio Midstream LLC and Ranch Westex JV, LLC, which the Partnership acquired as part of the CMO Acquisition. The equity method is also used to account for the Partnership’s various ownership interests in 10 gas gathering systems in the Marcellus Shale. See Note 1 – Description of Business and Basis of Presentation for more information on the acquisitions.

Asset Retirement Obligations

Asset retirement obligations. Management recognizes a liability based on the estimated costs of retiring tangible long-lived assets. The liability is recognized at the Partnership’s fair value measured using expected discounted future cash outflows of the asset retirement obligation when the obligation originates, which generally is when an asset is acquired or constructed. The carrying amount of the associated asset is increased commensurate with the liability recognized. Accretion expense is recognized over time as the discounted liability is accreted to the Partnership’s expected settlement value. Subsequent to the initial recognition, the liability is adjusted for any changes in the expected value of the retirement obligation (with a corresponding adjustment to property, plant and equipment) and for accretion of the liability due to the passage of time, until the obligation is settled. If the fair value of the estimated asset retirement obligation changes, an adjustment is recorded for both the asset retirement obligation and the associated asset carrying amount. Revisions in estimated asset retirement obligations may result from changes in estimated inflation rates, discount rates, retirement costs and the estimated timing of settling asset retirement obligations.

Fair Value

Fair value. The fair-value-measurement standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which they are observable. The three levels of the fair value hierarchy are as follows:

Level 1 — inputs represent quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).

Level 3 — inputs that are not observable from objective sources, such as management’s internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in management’s internally developed present value of future cash flows model that underlies the fair value measurement).

Nonfinancial assets and liabilities initially measured at fair value include third-party business combinations, impaired long-lived assets (asset groups), and initial recognition of asset retirement obligations.

The fair value of debt is the estimated amount the Partnership would have to pay to repurchase its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Fair values are based on quoted market prices or average valuations of similar debt instruments at the balance sheet date for those debt instruments for which quoted market prices are not available. See Note 11 — Debt and Interest Expense for disclosures regarding the fair value of debt.

	December 31, 2012		December 31, 2011
	Carrying amount	Fair Value (Level 2)	Carrying amount	Fair Value (Level 2)
	($ in thousands)
Financial liabilities
Revolving credit facility	$—	$—	$712,900	$712,900
2021 Notes	350,000	370,125	350,000	350,221
2022 Notes	750,000	810,000	—	—
2023 Notes	1,400,000	1,428,882	—	—

The carrying amount of cash and cash equivalents, accounts receivable and accounts payable reported on the balance sheet approximates fair value.

Segments

Segments. Prior to the CMO Acquisition, the Partnership’s operations were organized into a single business segment. As a result of the CMO Acquisition, the Partnership added assets in three new operating regions. Effective January 1, 2013, the Partnership’s chief operating decision maker began to analyze and make operating decisions based on geographic segments. The Partnership’s operations are divided into eight operating segments: Barnett Shale, Eagle Ford Shale, Haynesville Shale, Marcellus Shale, Niobrara Shale, Utica Shale, Mid-Continent region and Corporate.

Revenue Recognition

Revenue Recognition. In 2012, the Partnership derived the majority of its revenues through gas gathering agreements with Chesapeake and Total. Pursuant to their respective applicable gas gathering agreements, Chesapeake and Total have agreed to minimum volume commitments covering production in the Barnett Shale region for each year through December 31, 2018 and for the six month period ending June 30, 2019, and, solely with respect to Chesapeake, in the Haynesville Shale region for each year through December 31, 2013 and December 31, 2017 for the Springridge and Mansfield systems, respectively. In the event either Chesapeake or Total does not meet its minimum volume commitment to the Partnership in the Barnett Shale region or Chesapeake does not meet its minimum volume commitment to the Partnership in the Haynesville Shale region, for any annual period (or six month period with respect to the six months ending June 30, 2019 in the Barnett Shale region) during the minimum volume commitment period, Chesapeake and Total will be obligated to pay a fee equal to the applicable fee for each Mcf by which the applicable party’s minimum volume commitment for such year (or six month period with respect to the six months ending June 30, 2019) exceeds the actual volumes gathered from such party’s production. The revenue associated with such shortfall fees is recognized in the fourth quarter of each year.

Revenues consist of fees recognized for the gathering, treating, compression and processing of natural gas. Revenues are recognized when the service is performed and is based upon non-regulated rates and the related gathering, treating, compression and processing volumes.

Deferred Loan Costs

Deferred Loan Costs. External costs incurred in connection with closing the revolving bank credit facilities are capitalized as deferred loan costs and amortized over the life of the related agreement. Amortization is included in interest expense in the statement of operations.

Environmental Expenditures

Environmental Expenditures. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no liabilities reflected in the accompanying financial statements at December 31, 2012 and 2011.

Equity Based Compensation

Equity Based Compensation. Through December 31, 2012, certain employees of Chesapeake were seconded to the Partnership and provided operating, routine maintenance and other services with respect to the business under the direction, supervision and control of the Partnership’s general partner. A number of these employees received equity-based compensation through Chesapeake’s stock-based compensation programs, which consist of restricted stock issued to employees.

The fair value of the awards issued was determined based on the fair market value of the shares on the date of grant. However, the Partnership’s expense was allocated based on the lesser of the value at grant date or vest date. This value is amortized over the vesting period, which is generally four or five years from the date of grant. To the extent compensation cost relates to employee activities directly involved in gathering or treating operations, such amounts were charged to the Partnership and its predecessor and were reflected as operating expenses. Included in operating expenses is stock-based compensation of $9.0 million, $3.8 million and $2.1 million for the Partnership during the years ended December 31, 2012, 2011 and 2010, respectively. To the extent compensation cost relates to employees indirectly involved in gathering or treating operations, such amounts are charged to the Partnership and its predecessor through an overhead allocation and are reflected as general and administrative expenses.

The Access Midstream Long-Term Incentive Plan (“LTIP”) provides for an aggregate of 3,500,000 common units to be awarded to employees, directors and consultants of the Partnership’s general partner and its affiliates through various award types, including unit awards, restricted units, phantom units, unit options, unit appreciation rights and other unit-based awards. The LTIP has been designed to promote the interests of the Partnership and its unitholders by strengthening its ability to attract, retain and motivate qualified individuals to serve as employees, directors and consultants. As of December 31, 2012, there was $11.5 million of unrecognized compensation expense attributable to the LTIP, of which $10.7 million is expected to be recognized over a weighted average period of four years.

The following table summarizes LTIP award activity for the year ended December 31, 2012:

	Units	Value per Unit
Restricted units unvested at beginning of period	273,258	$28.50
Granted	332,868	28.57
Vested	(47,810)	28.53
Forfeited	(47,139)	28.45

Restricted units unvested at end of period	511,177	$28.55

Intangible Assets

Intangible Assets. Intangible assets are generally amortized on a straight-line basis over their estimated useful lives, unless the assets economic benefits are consumed on an other than straight-line basis. The estimated useful life is the period over which the assets are expected to contribute directly or indirectly to the Partnership’s future cash flows. The estimated useful life of the customer relationship acquired with the Springridge gathering system and Appalachia Midstream is 15 years and 20 years for the CMO Acquisition. Amortization expense was $11.3 million and $11.3 million for the years ended December 31, 2012 and 2011, respectively, for the Partnership. No amortization expense was recognized for the year ended December 31, 2010.

The Partnership assesses long-lived assets, including property, plant and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is assessed by comparing the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amounts exceed the fair value of the assets.

Business Combinations

Business Combinations. The Partnership makes various assumptions in developing models for determining the fair values of assets and liabilities associated with business acquisitions. These fair value models, developed with the assistance of outside consultants, apply discounted cash flow approaches to expected future operating results, considering expected growth rates, development opportunities, and future pricing assumptions to arrive at an economic value for the business acquired. The Partnership then determines the fair value of the tangible assets based on estimates of replacement costs less obsolescence. Identifiable intangible assets acquired consist primarily of customer contracts, customer relationships, trade names, and licenses and permits. The Partnership values customer relationships using a discounted cash flow model.

Income Taxes

Income taxes. As a master limited partnership, the Partnership is a pass-through entity and also not subject to federal income taxes and most state income taxes with the exception of Texas Franchise Tax. For federal and state income tax purposes, all income, expenses, gains, losses and tax credits generate flow through to the owners, and accordingly, do not result in a provision for income taxes.

Variable Interest Entities

Variable Interest Entities (VIEs). An entity is referred to as a VIE pursuant to accounting guidance for consolidation if it possesses one of the following criteria: (i) it is thinly capitalized, (ii) the residual equity holders do not control the entity, (iii) the equity holders are shielded from the economic losses, (iv) the equity holders do not participate fully in the entity’s residual economics, or (v) the entity was established with non-substantive voting interests. We consolidate a VIE when we have both the power to direct the activities that most significantly impact the activities of the VIE and the right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE. We continually monitor both consolidated and unconsolidated VIEs to determine if any events have occurred that could cause the primary beneficiary to change.

Description of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Common, Subordinated and General Partner Units Issued

The following table summarizes common, subordinated, Class B, Class C and general partner units issued during the years ended December 31, 2012, 2011 and 2010:

	Limited Partner Units
	Common	Subordinated	Convertible Class B	Subordinated Class C	General Partner Interests	Total
Balance at December 31, 2009	—	—	—	—	—	—
Initial public offering and contribution of assets	69,076,122	69,076,122	—	—	2,819,434	140,971,678
Long-term incentive plan awards	7,143	—	—	—	—	7,143

Balance at December 31, 2010	69,083,265	69,076,122	—	—	2,819,434	140,978,821
Long-term incentive plan awards	1,773	—	—	—	172	1,945
December 2011 equity issuance	9,791,605	—	—	—	199,838	9,991,443

Balance at December 31, 2011	78,876,643	69,076,122	—	—	3,019,444	150,972,209
Long-term incentive plan awards	47,810	—	—	—	976	48,786
December 2012 equity issuance	18,400,000	—	11,858,050	11,199,268	846,068	42,303,386

Balance at December 31, 2012	97,324,453	69,076,122	11,858,050	11,199,268	3,866,488	193,324,381

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financial Liabilities

The fair value of debt is the estimated amount the Partnership would have to pay to repurchase its debt, including any premium or discount attributable to the difference between the stated interest rate and market rate of interest at the balance sheet date. Fair values are based on quoted market prices or average valuations of similar debt instruments at the balance sheet date for those debt instruments for which quoted market prices are not available. See Note 11 — Debt and Interest Expense for disclosures regarding the fair value of debt.

	December 31, 2012		December 31, 2011
	Carrying amount	Fair Value (Level 2)	Carrying amount	Fair Value (Level 2)
	($ in thousands)
Financial liabilities
Revolving credit facility	$—	$—	$712,900	$712,900
2021 Notes	350,000	370,125	350,000	350,221
2022 Notes	750,000	810,000	—	—
2023 Notes	1,400,000	1,428,882	—	—

LTIP Award Activity

The following table summarizes LTIP award activity for the year ended December 31, 2012:

	Units	Value per Unit
Restricted units unvested at beginning of period	273,258	$28.50
Granted	332,868	28.57
Vested	(47,810)	28.53
Forfeited	(47,139)	28.45

Restricted units unvested at end of period	511,177	$28.55

Partnership Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Incentive Distributions Specified Target Levels

After distributing amounts equal to the minimum quarterly distribution to common, subordinated and Class C unitholders (and Class B unitholders, upon conversion of Class B units to common units) and distributing amounts to eliminate any arrearages to common unitholders, the Partnership’s general partner is entitled to incentive distributions if the amount the Partnership distributes with respect to any quarter exceeds specified target levels shown below:

	Total quarterly distribution per unit	Unitholders	General partner
Minimum Quarterly Distribution	$0.3375	98.0%	2.0%
First Target Distribution	up to $0.388125	98.0%	2.0%
Second Target Distribution	above $0.388125 up to $0.421875	85.0%	15.0%
Third Target Distribution	above $0.421875 up to $0.50625	75.0%	25.0%
Thereafter	above $0.50625	50.0%	50.0%

The table above assumes that the Partnership’s general partner maintains its two percent general partner interest, that there are no arrearages on common units and the general partner continues to own the incentive distribution rights. The maximum distribution sharing percentage of 50.0 percent includes distributions paid to the general partner on its two percent general partner interest and does not include any distributions that the general partner may receive on limited partner units that it owns or may acquire.

Net Income per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Partnership's Calculation of Net Income Per Unit for Common and Subordinated Limited Partner Units

The following table illustrates the Partnership’s calculation of net income per unit for common and subordinated limited partner units (in thousands, except per-unit information):

	Years Ended
	December 31, 2012	December 31, 2011
Net income attributable to Access Midstream Partners, L.P.	$178,455	$194,337
Less general partner interest in net income	(8,481)	(5,070)

Limited partner interest in net income	$169,974	$189,267

Net income allocable to common units(1)	$89,019	$94,896
Net income allocable to subordinated units	78,736	94,371
Net income allocable to convertible class B units(1)	1,038	—
Net income allocable to subordinated class C units(1)	1,181	—

Limited partner interest in net income	$169,974	$189,267

Net income per limited partner unit – basic and diluted
Common units	$1.11	$1.37
Subordinated units	1.14	1.37
Weighted average limited partner units outstanding – basic and diluted
Common units	80,058,682	69,371,194
Subordinated units	69,076,122	69,076,122

Total	149,134,804	138,447,316

(1)	Adjusted to reflect amortization for the beneficial conversion feature.

Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenues

The percentage of revenues from Chesapeake, Total and other customers are as follows:

	Years Ended December 31,
	2012	2011	2010
Chesapeake	80.7%	82.9%	82.2%
Total	14.1	14.0	14.8
Other	5.2	3.1	3.0

Total(a)	100%	100%	100%

(a)	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Historical Cost Of Partnership's Property, Plant and Equipment

A summary of the historical cost of the Partnership’s property, plant and equipment is as follows:

	Estimated Useful Lives (Years)	December 31, 2012	December 31, 2011
	($ in thousands)
Gathering systems	20	$5,130,255	$2,954,868
Other fixed assets	2 through 39	96,916	53,611

Total property, plant and equipment		5,227,171	3,008,479
Accumulated depreciation		(590,614)	(480,555)

Total net, property, plant and equipment		$4,636,557	$2,527,924

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Purchase Price Allocation Assets Acquired Liabilities Assumed

The table below reflects the final allocation of the purchase price to the assets acquired and the liabilities assumed in the CMO Acquisition (in thousands).

Property, plant and equipment	$1,960,826
Intangible asset	207,891
Other	(8,717)

Total purchase price	$2,160,000

Condensed Consolidated Financial Statements

The following table presents the pro forma condensed financial information of the Partnership as if the CMO Acquisition occurred on January 1, 2011, and as if the Springridge and Appalachia Midstream Acquisitions occurred on January 1, 2010. The pro forma adjustments reflected in the pro forma condensed consolidated financial statements are based upon currently available information and certain assumptions and estimates; therefore, the actual effects of these transactions will differ from the pro forma adjustments. However, the Partnership’s management considers the applied estimates and assumptions to provide a reasonable basis for the presentation of the significant effects of certain transactions that are expected to have a continuing impact on the Partnership. In addition, the Partnership’s management considers the pro forma adjustments to be factually supportable and to appropriately represent the expected impact of items that are directly attributable to the transfer of CMO, the Springridge assets and Appalachia Midstream to the Partnership.

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues, including revenue from affiliates	$670,702	$689,840	$512,745
Net income	117,334	69,390	144,789
Net income attributable to Access Midstream Partners, L.P.	117,861	69,390	144,789
Net income per common unit – basic and diluted	0.72	0.49	0.96
Net income per subordinated unit – basic and diluted	0.74	0.49	0.96

Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Affiliates

At December 31, 2012 and 2011, the Partnership had the following investments:

	Net Ownership Interest	December 31, 2012	December 31, 2011
	($ in thousands)
Liberty gas gathering system	33.75%	$264,625	$200,145
Victory gas gathering system	67.50	178,011	189,402
Rome gas gathering system	33.75	160,087	127,348
Panhandle gas gathering system	67.50	149,654	59,858
Utica East Ohio Midstream LLC	49.00	125,416	—
Overfield gas gathering system	67.50	101,339	75,797
Smithfield gas gathering system	67.50	82,347	67,134
Selbyville gas gathering system	67.50	65,354	76,251
Ranch Westex JV, LLC	33.33	35,012	—
Other gas gathering systems	various	135,966	90,623

Total investments in unconsolidated affiliates		$1,297,811	$886,558

Summarized Financial Information

The following tables sets forth summarized financial information of 100 percent of the 10 Marcellus gas gathering system investments in which the Partnership acquired an interest in December 2012 and 2011, as follows:

	December 31, 2012	December 31, 2011
	($ in thousands)
Balance Sheet
Current assets	$70,234	$38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213

Total assets	$1,599,429	$783,983

Current liabilities	$23,424	$13,137
Other liabilities	111,718	90,067
Partner’s capital	1,464,287	680,779

Total liabilities and partner’s capital	$1,599,429	$783,983

	December 31, 2012	December 31, 2011
	($ in thousands)
Income Statement
Revenue	$308,845	$1,150
Operating Expenses	$97,594	$195
Net Income	$211,361	$955

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Asset Retirement Obligations

The following table provides a summary of changes in asset retirement obligations, which are included in other liabilities in the accompanying consolidated balance sheets. Revisions in estimates for the periods presented relate primarily to revisions of current cost estimates, inflation rates and/or discount rates.

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Asset retirement obligations, beginning of period	$3,409	$2,878	$2,850
Additions (1)	1,816	131	229
Revisions	(133)	193	—
Accretion expense	243	207	211
Deletions	—	—	(412)

Asset retirement obligations, end of period	$5,335	$3,409	$2,878

(1)	Includes asset retirement obligation acquired as part the CMO Acquisition.

Long-Term Debt and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2012
Partnership's Outstanding Debt

The following table presents the Partnership’s outstanding debt as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Revolving credit facility	$—	$712,900
5.875% Senior Notes due April 2021	350,000	350,000
6.125% Senior Notes due July 2022	750,000	—
4.875% Senior Notes due May 2023	1,400,000	—

Total long-term debt	$2,500,000	$1,062,900

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Payments Due Under Operating Leases

Future minimum rental payments due under operating leases as of December 31, 2012 are as follows:

(in thousands)
2013	$54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889

Future minimum lease payments(1)	$172,178

(1)	Includes the Partnership’s minimum rental payments for CMO acquired on December 20, 2012.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Financial Information for Reportable Segments

Summarized financial information for the reportable segments is shown in the following tables, presented in thousands.

For the year ended December 31, 2012

	Barnett	Eagle Ford	Haynesville	Marcellus		Niobrara
Revenues	$395,467	$7,232	$68,184	$783		$116
Operating expenses	101,703	1,604	15,642	188		85
Depreciation and amortization expense	93,343	968	33,210	6		79
General and administrative expense	—	—	—	—		—
Other operating expense	—	—	—	—		—

Operating income (loss)	$200,421	$4,660	$19,332	$589		$(48)

Income (loss) from unconsolidated affiliates	$—	$—	$—	$67,592		$—
Capital expenditures	$98,507	$11,796	$23,578	$—	(1)	$1,967
Total assets	$1,573,789	$925,694	$1,324,599	$1,142,550		$91,236

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$353	$136,312	$—	$608,447
Operating expenses	159	52,979	25,279	197,639
Depreciation and amortization expense	48	32,042	5,821	165,517
General and administrative expense	—	—	67,579	67,579
Other operating expense	—	—	(766)	(766)

Operating income (loss)	$146	$51,291	$(97,913)	$178,478

Income (loss) from unconsolidated affiliates	$(38)	$(12)	$—	$67,542
Capital expenditures	$126	$184,285	$30,241	$350,500
Total assets	$356,662	$714,510	$432,060	$6,561,100

(1)	Amount excludes $384.4 million for the Partnership’s share of capital expenditures included in investments in unconsolidated affiliates.

For the year ended December 31, 2011

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$361,843	$—	$93,107	$—	—
Operating expenses	94,009	—	18,057	—	—
Depreciation and amortization expense	76,979	—	29,051	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$190,855	$—	$45,999	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$433	$—
Capital expenditures	$253,126	$—	$56,087	$—	$—
Total Assets	$1,584,207	$—	$527,527	$886,558	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$110,979	$—	$565,929
Operating expenses	—	47,749	17,036	176,851
Depreciation and amortization expense	—	28,014	2,125	136,169
General and administrative expense	—	—	40,380	40,380
Other operating expense	—	—	739	739

Operating income	$—	$35,216	$(60,280)	$211,790

Income from unconsolidated affiliates	$—	$—	$—	$433
Capital expenditures	$—	$88,259	$21,362	$418,834
Total Assets	$—	$531,410	$153,536	$3,683,238

For the year ended December 31, 2010

	Barnett	Eagle Ford	Haynesville	Marcellus	Niobrara
Revenues	$358,821	$—	$2,082	$—	—
Operating expenses	81,304	—	508	—	—
Depreciation and amortization expense	62,559	—	422	—	—
General and administrative expense	—	—	—	—	—
Other operating expense	—	—	—	—	—

Operating income	$214,958	$—	$1,152	$—	$—

Income from unconsolidated affiliates	$—	$—	$—	$—	$—
Capital expenditures	$156,430	$—	$—	$—	$—
Total Assets	$1,405,002	$—	$504,780	$—	$—

	Utica	Mid-Continent	Corporate	Consolidated
Revenues	$—	$98,250	$—	$459,153
Operating expenses	—	42,521	8,960	133,293
Depreciation and amortization expense	—	23,709	1,911	88,601
General and administrative expense	—	—	31,992	31,992
Other operating expense	—	—	285	285

Operating income	$—	$32,020	$(43,148)	$204,982

Income from unconsolidated affiliates	$—	$—	$—	$—
Capital expenditures	$—	$49,015	$10,858	$216,303
Total Assets	$—	$464,250	$171,884	$2,545,916

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Financial Data

Summarized unaudited quarterly financial data for 2012 and 2011 are as follows ($ in thousands except per share data):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$154,674	$149,332	$156,092	$148,349
Gross profit(a)	105,992	104,601	106,287	93,928
Net income	52,366	51,606	50,228	24,187
Net income attributable to Access Midstream Partners, L.P.	52,366	51,606	50,228	24,255
Net income per common units	$0.34	$0.34	$0.32	$0.11
Net income per subordinated units	$0.34	$0.34	$0.32	$0.14

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$123,529	$133,217	$140,105	$169,078
Gross profit(a)	80,968	88,933	96,872	122,305
Net income	38,776	41,083	48,173	66,305
Net income attributable to Access Midstream Partners, L.P.	38,776	41,083	48,173	66,305
Net income per limited partner unit	$0.27	$0.29	$0.34	$0.46

(a)	Total revenue less operating costs.

Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended																12 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 20, 2012	Dec. 18, 2012	Aug. 31, 2010	Dec. 31, 2012	Dec. 29, 2011	Dec. 29, 2011 Fiscal Year 2012	Jun. 30, 2012 Chesapeake and Total	Jun. 30, 2012 Global Infrastructure Partners	Dec. 21, 2010 Haynesville Springridge	Dec. 31, 2010 Haynesville Springridge	Dec. 29, 2011 Appalachia Midstream	Dec. 29, 2011 Marcellus Shale mi	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement Minimum	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement Maximum	Dec. 31, 2012 Williams Acquisition	Dec. 31, 2012 GIP I Entities and GIP II	Dec. 31, 2012 Aggregate	Dec. 31, 2012 Publicly Owned	Dec. 18, 2012 Common Units	Aug. 31, 2010 Common Units	Dec. 31, 2012 Common Units GIP I Entities and GIP II	Dec. 31, 2012 Common Units Publicly Owned	Dec. 18, 2012 Underwriters Overallotment Option	Aug. 31, 2010 Underwriters Overallotment Option	Dec. 31, 2012 Subordinated Units	Dec. 31, 2012 Subordinated Units Williams Acquisition	Dec. 31, 2012 Subordinated Units GIP I Entities and GIP II	Dec. 31, 2012 General Partner	Dec. 31, 2012 General Partner Williams Acquisition	Dec. 31, 2012 General Partner GIP I Entities and GIP II	Dec. 20, 2012 Convertible Class B Units	Dec. 31, 2012 Convertible Class B Units	Dec. 31, 2012 Convertible Class B Units GIP I Entities and GIP II	Dec. 20, 2012 Subordinated Class C Units	Dec. 31, 2012 Subordinated Class C Units	Dec. 31, 2012 Subordinated Class C Units GIP I Entities and GIP II
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares issued																						18,400,000	24,437,500			2,400,000	3,187,500
Common stock, par value		$ 32.15	$ 21
Gross offering proceeds		$ 569.3	$ 513.2
Underwriting discounts and commissions,structuring fees and offering expenses			38.6
Net proceeds from the exercise of the over-allotment option			62.4
Percentage of Operation			100.00%						100.00%			100.00%
General partnership interest	2.00%			50.00%			50.00%	50.00%										50.00%	50.00%												1.00%		1.00%
Consideration paid for acquisition									500	500	879.3		2,160	2,160																		1,800
Consideration paid in cash with a draw on the Partnership's revolving credit									234	234
Consideration paid In cash									266	266	600
Gas gathering agreement, priority gathering services, period									10 years
Common units issued for acquisition											9,791,605
Percentage of Limited Partnership Interest												47.00%
Number of gas gathering system												10
Length of gas gathering pipeline												549			1,675
Percentage of ownership interest					53.00%
Intangible assets amortization period											15 years
Minimum Estimated Operating Income						100
Percentage of equity interest acquired													100.00%	100.00%
Pipeline area covered															4,300,000
Term of agreements associated with assets																10 years	20 years
Partners' capital account, sale of units	$ 712.1																																	$ 5.9			$ 5.6
Period when results of operation of acquired entity are included in results of operations of combined entity													12 days
Acquisition date													Dec 20, 2012
Acquisition closing date													Dec 31, 2012
Partnership units outstanding																			1,933,244					33,704,666	63,619,787			34,538,061	34,538,061	34,538,061	1,933,244				5,929,025	5,929,025		5,599,634	5,599,634
Limited partnership interest																			41.30%	23.80%	32.90%

Common, Subordinated, Convertible Class B, Subordinated Class C and General Partner Units Issued (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
Units issued at beginning period	150,972,209	140,978,821
Initial public offering and contribution of assets			140,971,678
Long-term incentive plan awards	48,786	1,945	7,143
Equity issuance	42,303,386	9,991,443
General partner units issued at ending period	193,324,381
Units issued at ending period		150,972,209	140,978,821
Common Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	97,324,453	78,876,643
Convertible Class B Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	11,858,050	11,858,050
Subordinated Class C Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at ending period	11,199,268	11,199,268
General Partner
Limited Partners' Capital Account [Line Items]
General partner units issued at beginning period	3,019,444	2,819,434
Initial public offering and contribution of assets			2,819,434
Long-term incentive plan awards	976	172
Equity issuance	846,068	199,838
General partner units issued at ending period	3,866,488	3,019,444	2,819,434
Limited Partners Common | Common Units
Limited Partners' Capital Account [Line Items]
Limited partner units issued at beginning period	78,876,643	69,083,265
Initial public offering and contribution of assets			69,076,122
Long-term incentive plan awards	47,810	1,773	7,143
Equity issuance	18,400,000	9,791,605
Limited partner units issued at ending period	97,324,453	78,876,643	69,083,265
Limited Partners Common | Subordinated Unit
Limited Partners' Capital Account [Line Items]
Initial public offering and contribution of assets			69,076,122
Limited partner units issued at ending period	69,076,122	69,076,122	69,076,122
Limited Partners Common | Convertible Class B Units
Limited Partners' Capital Account [Line Items]
Equity issuance	11,858,050
Limited partner units issued at ending period	11,858,050
Limited Partners Common | Subordinated Class C Units
Limited Partners' Capital Account [Line Items]
Equity issuance	11,199,268
Limited partner units issued at ending period	11,199,268

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Access Midstream Long-Term Incentive Plan Y	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Customer Relationships	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Customer Relationships	Dec. 31, 2012 Appalachia Midstream Customer Relationships	Dec. 31, 2012 Bank Overdrafts	Dec. 31, 2011 Bank Overdrafts	Dec. 31, 2012 Gas Gathering Systems	Dec. 31, 2011 Gas Gathering Systems	Dec. 31, 2012 Gas Gathering Systems Chesapeake Midstream Operating, L.L.C.
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	$ 64,994,000	$ 22,000	$ 17,816,000	$ 3,000
Book overdrafts	47,987,000	57,546,000									30,000,000	8,500,000
Allowance for doubtful accounts	0	400,000
Property, plant and equipment, net	4,636,557,000	2,527,924,000											125,600,000	124,500,000
Property, plant and equipment, accumulated depreciation	590,614,000	480,555,000											99,800,000	105,000,000
Number of gas gathering system															10
Number of operating segments	8
Award vesting period						4 years	5 years
Stock-based compensation expense	9,000,000	3,800,000	2,100,000		10,700,000
Common units to be awarded					3,500,000
Unrecognized Compensation Expense attributable to LTIP					11,500,000
Unrecognized Share-Based Compensation Expense, Weighted Average Period Recognized					4
Estimated useful life of customer relationship								15 years	20 years	15 years
Amortization expense	$ 11,300,000	$ 11,300,000	$ 0

Schedule of Financial Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount		$ 712,900
Revolving Credit Facility | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value		712,900
5.875 Percent Senior Notes due April 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	350,000	350,000
5.875 Percent Senior Notes due April 2021 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	370,125	350,221
6.125 Percent Senior Notes due July 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	750,000
6.125 Percent Senior Notes due July 2022 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	810,000
4.875 Percent Senior Notes due May 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Carrying Amount	1,400,000
4.875 Percent Senior Notes due May 2023 | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, Fair Value	$ 1,428,882

Summary of LTIP Award Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Units
Restricted units unvested at beginning of period	273,258
Granted	332,868
Vested	(47,810)
Forfeited	(47,139)
Restricted units unvested at end of period	511,177
Value per unit
Restricted units unvested at beginning of period	$ 28.5
Granted	$ 28.57
Vested	$ 28.53
Forfeited	$ 28.45
Restricted units unvested at end of period	$ 28.55

Partnership Distributions - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Convertible Class B Units	Dec. 31, 2012 Subordinated Class C Units	Sep. 30, 2010 Cash Distributions for Limited and General Partner	Dec. 31, 2012 Cash Distributions for Limited and General Partner	Dec. 31, 2011 Cash Distributions for Limited and General Partner	Dec. 31, 2012 Minimum Quarterly Distribution
Limited Partners' Capital Account [Line Items]
Cash distribution period						45 days
Cash distribution paid		$ 231,919					$ 251,700	$ 200,900
Common units received distribution per unit									$ 0.3375
Common unit, Subordinated unit and General Partner Unit and Related Distribution Incentive Rights description	The subordination period will lapse at such time when the Partnership has earned and paid at least the quarterly minimum distribution per quarter on each common unit, subordinated unit and general partner unit for any three consecutive, non-overlapping four-quarter periods ending on or after June 30, 2013. Also, if the Partnership has earned and paid at least 150 percent of the minimum quarterly distribution on each outstanding common unit, subordinated unit and general partner unit for each calendar quarter in a four-quarter period, the subordination period will terminate automatically. The subordination period will also terminate automatically if the general partner is removed without cause and the units held by the general partner and its affiliates are not voted in favor of removal.
Beneficial conversion feature				$ 58,300	$ 36,700
Percentage of cash that can be distributed for general partner			50.00%

Incentive Distributions Specified Target Levels (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Minimum Quarterly Distribution
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.3375
Unitholders	98.00%
General partner	2.00%
First Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.388125
Unitholders	98.00%
General partner	2.00%
Second Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.421875
Second Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.388125
Unitholders	85.00%
General partner	15.00%
Third Target Distribution | Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.50625
Third Target Distribution | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.421875
Unitholders	75.00%
General partner	25.00%
Thereafter | Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.50625
Unitholders	50.00%
General partner	50.00%

Partnership's Calculation of Net Income Per Unit for Common and Subordinated Limited Partner Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Unit [Line Items]
Net income attributable to Access Midstream Partners, L.P.	$ 24,187	$ 50,228	$ 51,606	$ 52,366	$ 66,305	$ 48,173	$ 41,083	$ 38,776	$ 178,455		$ 194,337		$ 195,227
Less general partner interest in net income									(8,481)		(5,070)		(2,188)
Limited partner interest in net income									169,974		189,267		107,208
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									149,134,804		138,447,316
Common Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									89,019	[1]	94,896	[1]
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted									$ 1.11		$ 1.37
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									80,058,682		69,371,194
Subordinated Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									78,736		94,371
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted									$ 1.14		$ 1.37
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									69,076,122		69,076,122
Convertible Class B Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									1,038	[1]
Subordinated Class C Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									$ 1,181	[1]

[1]	Adjusted to reflect amortization for the beneficial conversion feature.

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Compressor Agreement	Dec. 31, 2012 Compressor Agreement Minimum	Dec. 31, 2012 Employee Secondment Agreement	Dec. 31, 2011 Employee Secondment Agreement	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2012 Related Party Transactions	Dec. 31, 2011 Related Party Transactions	Dec. 31, 2010 Related Party Transactions	Sep. 30, 2009 Chesapeake and Total	Dec. 31, 2011 Chesapeake and Total	Dec. 31, 2010 Chesapeake and Total
Related Party Transaction [Line Items]
General and administrative charges for partnership	$ 67,579,000	$ 40,380,000	$ 31,992,000					$ 11,700,000	$ 4,400,000		$ 22,300,000	$ 23,700,000	$ 17,000,000
Related party transaction											The fee is calculated as the lesser of $0.0310/Mcf gathered or actual corporate overhead costs.
Reimbursement of service cost to GIP	1,700,000	600,000
Service charges								49,400,000	42,100,000
Operating expenses								37,700,000	37,700,000
Extension of term agreement	12 months
Extension of agreement period	Through September 30, 2014
Agreement Termination notice Period	90 days
Reimbursement of service cost to Chesapeake										50.00%
Compressor rental charges											65,300,000	57,600,000	47,800,000
Termination notice period				6 months			60 days
Agreement expiration date						Sep 30, 2019
Purchase of property, plant and equipment	$ 350,500,000	$ 418,834,000	$ 216,303,000											$ 60,000,000	$ 23,400,000	$ 36,600,000
Gas gathering agreement term				10 years	20 years

Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue, Major Customer [Line Items]
Sales to the Company's largest customer on total net sales, percentage	100.00%	[1]	100.00%	[1]	100.00%	[1]
Chesapeake and Total
Revenue, Major Customer [Line Items]
Number of customers from whom revenues exceed 10 percent of consolidated revenue	2
Sales to the Company's largest customer on total net sales, percentage	10.00%		10.00%		10.00%

[1]	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.

Percentage of Revenues from Chesapeake, Total and Other Customers (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of revenues	100.00%	[1]	100.00%	[1]	100.00%	[1]
Chesapeake and Total
Concentration Risk [Line Items]
Percentage of revenues	80.70%		82.90%		82.20%
Total
Concentration Risk [Line Items]
Percentage of revenues	14.10%		14.00%		14.80%
Other
Concentration Risk [Line Items]
Percentage of revenues	5.20%		3.10%		3.00%

[1]	Revenues from Appalachia Midstream are accounted for as part of our equity method investment.

Summary of Historical Cost of Partnership's Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 5,130,255	$ 2,954,868
Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Cash Distributions for Limited and General Partner
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	5,227,171	3,008,479
Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Cash Distributions for Limited and General Partner | Gas Gathering Systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years
Property Plant And Equipment Gross	5,130,255	2,954,868
Cash Distributions for Limited and General Partner | Other Fixed Assets
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 96,916	$ 53,611
Cash Distributions for Limited and General Partner | Other Fixed Assets | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Cash Distributions for Limited and General Partner | Other Fixed Assets | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	39 years

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Gathering system under construction	$ 455.4	$ 122.6
Depreciation expense	$ 153.8	$ 124.7	$ 88.6

Business Combinations - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010	Dec. 29, 2011 Working Capital Adjustments	Dec. 31, 2010 Gas Gathering Agreement	Dec. 31, 2010 Customer Relationships	Dec. 29, 2011 Marcellus Shale mi	Dec. 29, 2011 Marcellus Shale Customer Relationships	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C.	Dec. 20, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Systems mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Systems	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Gas Gathering Agreement mi acre	Dec. 31, 2012 Chesapeake Midstream Operating, L.L.C. Customer Relationships	Dec. 29, 2011 Appalachia Midstream	Dec. 31, 2012 Appalachia Midstream Customer Relationships	Dec. 31, 2010 Haynesville Springridge	Dec. 21, 2010 Haynesville Springridge
Business Acquisition [Line Items]
Percentage of equity interest acquired									100.00%	100.00%
Consideration paid for acquisition				$ 7,300,000					$ 2,160,000,000	$ 2,160,000,000					$ 879,300,000		$ 500,000,000	$ 500,000,000
Length of gas gathering pipeline							549				1,675		1,675
Pipeline area covered											4,300,000		4,300,000
Income attributable to operation	67,542,000	433,000					400,000		3,000,000
Purchase price attributable to customer relationships acquired								461,200,000						207,900,000
Customer relationship useful life						15 years		15 years						20 years		15 years
Common units issued for acquisition															9,791,605
Consideration paid In cash															600,000,000		266,000,000	266,000,000
Percentage of Operation			100.00%				100.00%											100.00%
Percentage of Limited Partnership Interest							47.00%
Number of gas gathering system							10					10
Consideration paid in cash with a draw on the Partnership's revolving credit																	234,000,000	234,000,000
Intangible assets					$ 327,500,000	$ 172,500,000

Allocation of Purchase Price To Acquired Assets and Liabilities Assumed (Detail) (Chesapeake Midstream Operating, L.L.C., USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Chesapeake Midstream Operating, L.L.C.
Business Acquisition [Line Items]
Property, plant and equipment	$ 1,960,826
Intangible asset	207,891
Other	(8,717)
Total purchase price	$ 2,160,000

Business Combinations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Aug. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues, including revenue from affiliates	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529			$ 608,447	$ 565,929	$ 459,153
Net income									109,396	85,831	178,387	194,337	195,227
Net income attributable to Access Midstream Partners, L.P.	24,187	50,228	51,606	52,366	66,305	48,173	41,083	38,776			178,455	194,337	195,227
Partnership Interest
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues, including revenue from affiliates											670,702	689,840	512,745
Net income											117,334	69,390	144,789
Net income attributable to Access Midstream Partners, L.P.											$ 117,861	$ 69,390	$ 144,789
Partnership Interest | Common Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income per unit - basic and diluted											$ 0.72	$ 0.49	$ 0.96
Partnership Interest | Subordinated Units
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net income per unit - basic and diluted											$ 0.74	$ 0.49	$ 0.96

Partnership Investment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2012 Liberty Gas Gathering Systems	Dec. 31, 2011 Liberty Gas Gathering Systems	Dec. 31, 2012 Victory Gas Gathering Systems	Dec. 31, 2011 Victory Gas Gathering Systems	Dec. 31, 2012 Rome Gas Gathering Systems	Dec. 31, 2011 Rome Gas Gathering Systems	Dec. 31, 2012 Panhandle Gas Gathering System Gas Gathering Systems	Dec. 31, 2011 Panhandle Gas Gathering System Gas Gathering Systems	Dec. 31, 2012 Utica East Ohio Midstream L L C Gas Gathering Systems	Dec. 31, 2012 Overfield Gas Gathering System Gas Gathering Systems	Dec. 31, 2011 Overfield Gas Gathering System Gas Gathering Systems	Dec. 31, 2012 Smithfield Gas Gathering Gas Gathering Systems	Dec. 31, 2011 Smithfield Gas Gathering Gas Gathering Systems	Dec. 31, 2012 Selbyville Gas Gathering Systems	Dec. 31, 2011 Selbyville Gas Gathering Systems	Dec. 01, 2011 Ranch Westex Jv LLC	Dec. 31, 2012 Ranch Westex Jv LLC Gas Gathering Systems	Dec. 31, 2012 Other Affiliates Gas Gathering Systems	Dec. 31, 2011 Other Affiliates Gas Gathering Systems
Schedule of Investments [Line Items]
Percentage of ownership interest			53.00%	33.75%		67.50%		33.75%		67.50%		49.00%	67.50%		67.50%		67.50%		33.00%	33.33%
Other gas gathering systems																					various
Investments	$ 1,297,811	$ 886,558		$ 264,625	$ 200,145	$ 178,011	$ 189,402	$ 160,087	$ 127,348	$ 149,654	$ 59,858	$ 125,416	$ 101,339	$ 75,797	$ 82,347	$ 67,134	$ 65,354	$ 76,251		$ 35,012	$ 135,966	$ 90,623

Unconsolidated Affiliates - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011	Aug. 31, 2010	Dec. 01, 2011 Ranch Westex Jv LLC Property PartnershipUnit	Dec. 31, 2012 Maximum	Dec. 29, 2011 Appalachia Midstream	Dec. 29, 2011 Appalachia Midstream Maximum	Dec. 29, 2011 Marcellus Shale mi
Investments in and Advances to Affiliates [Line Items]
Consideration paid for acquisition					$ 879.3
Percentage of Operation		100.00%					100.00%
Percentage of Limited Partnership Interest							47.00%
Number of gas gathering system							10
Length of gas gathering pipeline							549
Percentage of ownership interest	53.00%		33.00%
Gas gathering agreement term				20 years		15 years
Number of equity holders among which performance will be shared			3
Number of plants in construction			2

Unconsolidated Affiliates Financial Information Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Current assets	$ 215,257	$ 88,188
Property, plant, and equipment	4,636,557	2,527,924
Total assets	6,561,100	3,683,238
Current liabilities	259,261	143,094
Partner's capital	3,684,833	2,473,145
Unconsolidated Affiliates
Schedule of Investments [Line Items]
Current assets	70,234	38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213
Total assets	1,599,429	783,983
Current liabilities	23,424	13,137
Other liabilities	111,718	90,067
Partner's capital	1,464,287	680,779
Total liabilities and partner's capital	$ 1,599,429	$ 783,983

Unconsolidated Affiliates Financial Information Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Revenue	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529	$ 608,447	$ 565,929	$ 459,153
Net Income	24,187	50,228	51,606	52,366	66,305	48,173	41,083	38,776	178,455	194,337	195,227
Unconsolidated Affiliates
Schedule of Investments [Line Items]
Revenue									308,845	1,150
Operating expenses									97,594	195
Net Income									$ 211,361	$ 955

Summary Of Changes In Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Recorded Unconditional Purchase Obligation [Line Items]
Asset retirement obligations, beginning of period	$ 3,409		$ 2,878		$ 2,850
Additions	1,816	[1]	131	[1]	229	[1]
Revisions	(133)		193
Accretion expense	243		207		211
Deletions					(412)
Asset retirement obligations, end of period	$ 5,335		$ 3,409		$ 2,878

[1]	Includes asset retirement obligation acquired as part the CMO Acquisition.

Partnership's Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 2,500,000	$ 1,062,900
5.875 Percent Senior Notes due April 2021
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
6.125 Percent Senior Notes due July 2022
Debt Instrument [Line Items]
Long-term debt	750,000
4.875 Percent Senior Notes due May 2023
Debt Instrument [Line Items]
Long-term debt	1,400,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt		$ 712,900

Partnership's Outstanding Debt (Parenthetical) (Detail)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021	Dec. 31, 2011 5.875 Percent Senior Notes due April 2021	Apr. 19, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2011 6.125 Percent Senior Notes due July 2022	Jan. 11, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2011 4.875 Percent Senior Notes due May 2023	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023
Debt Instrument [Line Items]
Debt, interest rate	5.88%	5.88%	5.88%	6.13%	6.13%	6.13%	4.88%	4.88%	4.88%
Debt, maturity date	2021-04	2021-04		2022-07	2022-07		2023-05	2023-05

Long-Term Debt And Interest Expense - Additional Information (Detail) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended										12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 12, 2012	Dec. 29, 2011	Dec. 31, 2012 Guarantors	Dec. 31, 2012 Achieving Investment Grade Status	Dec. 12, 2012 Maximum	Dec. 31, 2012 Revolving Credit Facilities Minimum	Dec. 31, 2012 Senior Notes	Apr. 19, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021	Dec. 31, 2011 5.875 Percent Senior Notes due April 2021	Dec. 31, 2012 5.875 Percent Senior Notes due April 2021 Maximum	Jan. 11, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022	Dec. 31, 2011 6.125 Percent Senior Notes due July 2022	Dec. 31, 2012 6.125 Percent Senior Notes due July 2022 Maximum	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2012 4.875 Percent Senior Notes due May 2023	Dec. 31, 2011 4.875 Percent Senior Notes due May 2023	Dec. 19, 2012 4.875 Percent Senior Notes due May 2023 Maximum	Dec. 31, 2012 Federal Funds Effective Rate Plus	Dec. 31, 2012 Libor Plus Rate	Dec. 31, 2012 London Inter Bank Offered Rate Plus Maximum	Dec. 31, 2012 London Inter Bank Offered Rate Plus Minimum	Dec. 31, 2012 Eurodollar rate plus a margin Maximum	Dec. 31, 2012 Eurodollar rate plus a margin Minimum	Dec. 31, 2012 Leverage Based Pricing Grid Maximum	Dec. 31, 2012 Leverage Based Pricing Grid Minimum	Dec. 31, 2012 Ratings Based Pricing Grid Maximum	Dec. 31, 2012 Ratings Based Pricing Grid Minimum	Dec. 12, 2012 Amended Revolving Credit Facility	Dec. 20, 2011 Amended Revolving Credit Facility	Jun. 10, 2011 Amended Revolving Credit Facility	Aug. 02, 2010 Amended Revolving Credit Facility	Dec. 12, 2012 Swing Line Loan	Dec. 12, 2012 Letter of Credit
Line of Credit Facility [Line Items]
Revolving Credit Facility																																	$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 50,000,000	$ 50,000,000
Additional Borrowing Capacity								1,250,000,000
Maturity date Of revolving credit facility outstanding amount				2016-06
Revolving credit facility borrowing outstanding	0
Borrowing capacity description	The revolving credit facility is secured by all of the Partnership���s assets, and loans thereunder (other than swing line loans) bear interest at the Partnership���s option at either (i) the greater of (a) the reference rate of Wells Fargo Bank, NA, (b) the federal funds effective rate plus 0.50 percent or (c) the Eurodollar rate which is based on the London Interbank Offered Rate (LIBOR), plus 1.00 percent, each of which is subject to a margin that varies from 0.625 percent to 1.50 percent per annum, according to the Partnership���s leverage ratio (as defined in the agreement), or (ii) the Eurodollar rate plus a margin that varies from 1.625 percent to 2.50 percent per annum, according to the Partnership���s leverage ratio.
Commitment fee description	The unused portion of the credit facility is subject to commitment fees of (a) 0.25 percent to 0.40 percent per annum while the Partnership is subject to the leverage-based pricing grid, according to the Partnership's leverage ratio and (b) 0.20 percent to 0.35 percent per annum while the Partnership is subject to the ratings-based pricing grid, according to its senior unsecured long-term debt ratings.
Debt instrument variable rate																							0.50%	1.00%	1.50%	0.63%	2.50%	1.63%
Unused credit facility commitment fees																													0.40%	0.25%	0.35%	0.20%
Outstanding principal amount									15,000,000
Leverage ratio	5.5						5
Proceeds from issuance of private placement											350,000,000
Debt, interest rate											5.88%	5.88%	5.88%		6.13%	6.13%	6.13%		4.88%	4.88%	4.88%
Debt issuance cost											7,800,000				13,800,000
Notes maturity date												Apr 15, 2021				Jul 15, 2022			May 15, 2023
Interest payable on Senior Notes												April 15 and October 15				January 15 and July 15			May 15 and November 15
Debt redemption date												Apr 15, 2015				Jan 15, 2017			Dec 15, 2017
Debt redemption percentage														35.00%				35.00%				35.00%
Debt redemption description												In addition, the Partnership may redeem up to 35 percent of the 2021 Notes prior to April 15, 2014 under certain circumstances with the net cash proceeds from certain equity offerings.				In addition, the Partnership may redeem up to 35 percent of the 2022 Notes prior to January 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.			In addition, we may redeem up to 35 percent of the 2023 Notes prior to December 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings.
Senior Notes issued through private placement															750,000,000				1,400,000,000
Debt issuance cost																			25,800,000
Senior notes covenants										The 2023 Notes, 2022 Notes and the 2021 Notes indentures contain covenants that, among other things, limit the Partnership���s ability and the ability of certain of the Partnership���s subsidiaries to: (1) sell assets including equity interests in its subsidiaries; (2) pay distributions on, redeem or purchase the Partnership���s units, or redeem or purchase the Partnership���s subordinated debt; (3) make investments; (4) incur or guarantee additional indebtedness or issue preferred units; (5) create or incur certain liens; (6) enter into agreements that restrict distributions or other payments from certain subsidiaries to the Partnership; (7) consolidate, merge or transfer all or substantially all of the Partnership���s or certain of the Partnership���s subsidiaries��� assets; (8) engage in transactions with affiliates; and (9) create unrestricted subsidiaries. These covenants are subject to important exceptions and qualifications. If the 2023 Notes, 2022 Notes or the 2021 Notes achieve an investment grade rating from either of Moody���s Investors Service, Inc. or Standard & Poor���s Ratings Services and no default, as defined in the indentures, has occurred or is continuing, many of these covenants will terminate
Percent of ownership interest					53.00%	100.00%
Capitalized interest	$ 14,600,000	$ 9,500,000	$ 2,600,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Rental expense related to leases	$ 81.1	$ 60.7	$ 50.1

Future Minimum Rental Payments Due Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889
Future minimum lease payments	$ 172,178 [1]

[1]	Includes the Partnership's minimum rental payments for CMO acquired on December 20, 2012.

Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Information [Line Items]
Number of operating segments	8

Summarized Financial Information for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure [Line Items]
Revenues	$ 148,349	$ 156,092	$ 149,332	$ 154,674	$ 169,078	$ 140,105	$ 133,217	$ 123,529	$ 608,447		$ 565,929	$ 459,153
Operating expenses									197,639		176,851	133,293
Depreciation and amortization expense									165,517		136,169	88,601
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									178,478		211,790	204,982
Income (loss) from unconsolidated affiliates									67,542		433
Barnett
Segment Reporting Disclosure [Line Items]
Revenues									395,467		361,843	358,821
Operating expenses									101,703		94,009	81,304
Depreciation and amortization expense									93,343		76,979	62,559
Operating income									200,421		190,855	214,958
Capital expenditures									98,507		253,126	156,430
Total Assets	1,573,789				1,584,207				1,573,789		1,584,207	1,405,002
Eagle Ford
Segment Reporting Disclosure [Line Items]
Revenues									7,232
Operating expenses									1,604
Depreciation and amortization expense									968
Operating income									4,660
Capital expenditures									11,796
Total Assets	925,694								925,694
Haynesville
Segment Reporting Disclosure [Line Items]
Revenues									68,184		93,107	2,082
Operating expenses									15,642		18,057	508
Depreciation and amortization expense									33,210		29,051	422
Operating income									19,332		45,999	1,152
Capital expenditures									23,578		56,087
Total Assets	1,324,599				527,527				1,324,599		527,527	504,780
Marcellus Shale
Segment Reporting Disclosure [Line Items]
Revenues									783
Operating expenses									188
Depreciation and amortization expense									6
Operating income									589
Income (loss) from unconsolidated affiliates									67,592		433
Capital expenditures										[1]
Total Assets	1,142,550				886,558				1,142,550		886,558
Niobrara
Segment Reporting Disclosure [Line Items]
Revenues									116
Operating expenses									85
Depreciation and amortization expense									79
Operating income									(48)
Capital expenditures									1,967
Total Assets	91,236								91,236
Utica
Segment Reporting Disclosure [Line Items]
Revenues									353
Operating expenses									159
Depreciation and amortization expense									48
Operating income									146
Income (loss) from unconsolidated affiliates									(38)
Capital expenditures									126
Total Assets	356,662								356,662
Mid-Continent
Segment Reporting Disclosure [Line Items]
Revenues									136,312		110,979	98,250
Operating expenses									52,979		47,749	42,521
Depreciation and amortization expense									32,042		28,014	23,709
Operating income									51,291		35,216	32,020
Income (loss) from unconsolidated affiliates									(12)
Capital expenditures									184,285		88,259	49,015
Total Assets	714,510				531,410				714,510		531,410	464,250
Corporate
Segment Reporting Disclosure [Line Items]
Operating expenses									25,279		17,036	8,960
Depreciation and amortization expense									5,821		2,125	1,911
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									(97,913)		(60,280)	(43,148)
Capital expenditures									30,241		21,362	10,858
Total Assets	432,060				153,536				432,060		153,536	171,884
Consolidated
Segment Reporting Disclosure [Line Items]
Revenues									608,447		565,929	459,153
Operating expenses									197,639		176,851	133,293
Depreciation and amortization expense									165,517		136,169	88,601
General and administrative expense									67,579		40,380	31,992
Other operating expense									(766)		739	285
Operating income									178,478		211,790	204,982
Income (loss) from unconsolidated affiliates									67,542		433
Capital expenditures									350,500		418,834	216,303
Total Assets	$ 6,561,100				$ 3,683,238				$ 6,561,100		$ 3,683,238	$ 2,545,916

[1]	Amount excludes $384.4 million for the Partnership's share of capital expenditures included in investments in unconsolidated affiliates.

Summarized Financial Information for Reportable Segments (Parenthetical) (Detail) (Marcellus Shale, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Line Items]
Capital expenditures	[1]
Investments in Unconsolidated Affiliates
Segment Reporting Disclosure [Line Items]
Capital expenditures	$ 384,400

[1]	Amount excludes $384.4 million for the Partnership's share of capital expenditures included in investments in unconsolidated affiliates.

Subsequent Events - Additional Information (Detail) (Subsequent Event, Cash Distribution, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jan. 25, 2013
Subsequent Event | Cash Distribution
Subsequent Event [Line Items]
Declaration of cash distribution	$ 0.45
Distribution declaration date	Jan 25, 2013
Cash distribution declared to partnership unitholders	$ 84.1
Distribution payment date	Feb 13, 2013
Distribution record date	Feb 6, 2013

Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of Fourth Quarter Events [Line Items]
Total revenues	$ 148,349		$ 156,092		$ 149,332		$ 154,674		$ 169,078		$ 140,105		$ 133,217		$ 123,529		$ 608,447	$ 565,929	$ 459,153
Gross profit	93,928	[1]	106,287	[1]	104,601	[1]	105,992	[1]	122,305	[1]	96,872	[1]	88,933	[1]	80,968	[1]
Net income	24,187		50,228		51,606		52,366		66,305		48,173		41,083		38,776		178,455	194,337	195,227
Net income per limited partner unit									0.46		0.34		0.29		0.27
Common Units
Effect of Fourth Quarter Events [Line Items]
Net income per limited partner unit	0.11		0.32		0.34		0.34
Subordinated Units
Effect of Fourth Quarter Events [Line Items]
Net income per limited partner unit	0.14		0.32		0.34		0.34
Access Midstream Partners, L.P.
Effect of Fourth Quarter Events [Line Items]
Net income	$ 24,255		$ 50,228		$ 51,606		$ 52,366		$ 66,305		$ 48,173		$ 41,083		$ 38,776

[1]	Total revenue less operating costs.